ANNUAL REPORT October 31, 2002

                   Nuveen
     Municipal Closed-End
          Exchange-Traded
                    Funds

                           PREMIUM INCOME
                           NPI
                           NPM
                           NPT


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Dear
   SHAREHOLDER

Once again, I am pleased to state that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive tax-free monthly income. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

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For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

December 16, 2002

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NPI, NPM, NPT)

Portfolio Manager's
               COMMENTS

Portfolio manager Tom Futrell discusses U.S. economic conditions, key investment strategies, and the recent performance of the Nuveen Premium Income Funds. With 19 years of investment management experience at Nuveen, Tom assumed portfolio management responsibility for NPI in 1988 and for NPM and NPT in 2001.


WHAT WERE THE MAJOR FACTORS AFFECTING THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

In a number of ways, market conditions have not changed significantly since our last shareholder report.

We believe the most influential factors affecting the economy and the municipal market continued to be the slow pace of economic growth and the relatively low levels of interest rates. In addition, the ongoing threat of terrorism and the current uncertain geopolitical climate also had an impact on the economy and the markets over this reporting period.

Looking more closely at the municipal market, the sluggish economic recovery and lack of inflationary pressures helped many bonds perform well during most of the twelve-month period that ended October 31, 2002. However, during the month of October 2002, the market environment for all fixed-income investments soured as a rally in the equity markets seemingly caused some investors to sell fixed-income products and purchase common stocks.

In the first ten months of 2002, new municipal bond issuance nationwide reached $289.4 billion, an increase of 30% over January-October 2001. Demand for municipal bonds also remained strong over most of this period, as many individual investors continued to seek investments offering diversification for their portfolios and tax-free income. In addition, institutional investors, especially traditional municipal bond purchasers such as property/casualty insurance companies, have been active buyers in the municipal market.


HOW DID THESE FUNDS PERFORM OVER THE TWELVE MONTHS ENDED OCTOBER 31, 2002?

Individual results for the Premium Income Funds, as well as for relevant benchmarks, are presented in the accompanying table.


                                 TOTAL RETURN             LEHMAN          LIPPER
            MARKET YIELD               ON NAV      TOTAL RETURN1        AVERAGE2
--------------------------------------------------------------------------------
                                       1 YEAR             1 YEAR          1 YEAR
                     TAXABLE-           ENDED              ENDED           ENDED
      10/31/02    EQUIVALENT3        10/31/02           10/31/02        10/31/02
--------------------------------------------------------------------------------
NPI      6.68%          9.54%           3.47%              5.87%           4.93%
--------------------------------------------------------------------------------
NPM      6.79%          9.70%           5.03%              5.87%           4.93%
--------------------------------------------------------------------------------
NPT      6.57%          9.39%           0.76%              5.87%           4.93%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


NPM reported a total return for the period that was roughly in line with the performance of its Lipper leveraged fund peer group average and the unleveraged, unmanaged Lehman index.

The relative underperformance of NPI and NPT, when compared with both their Lipper peer group



1 The total annual returns on common share net asset value for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 56 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

and the Lehman index, resulted primarily from specific issues affecting a small number of individual holdings, as well as from exposure to some underperforming sectors of the municipal market. For example, both Funds continued to hold bonds issued to support the terminal or maintenance facilities of private air carriers. The value of these bonds fell over the past year, in part due to the general decline in passenger volume that affected many airlines and in part due to the possibility of a bankruptcy declaration by United Air Lines. (United filed for bankruptcy protection on December 9, 2002.) Since most of the bonds we hold support ongoing operations, we believe United has every intention of continuing to honor the obligations underlying these facilities. Over the longer-term, we believe air travel will remain a major component of transportation in this country, and we think these airline-backed bonds, at their current depressed levels, are positioned to appreciate in value as the outlook for these companies improves.

NPT's performance also was negatively impacted by its holdings of several distressed credits. These included parking revenue bonds issued for the River Park Square project in Spokane, Washington; Wood River Township Hospital (Illinois) general obligation bonds; industrial development bonds issued by Erie County (New York) for the CanFibre of Lackawanna project; and multifamily housing bonds for projects in Oklahoma, Texas, and Indiana. These holdings accounted for about 6% of the Fund's net assets. We were disappointed that several unrelated credit issues occurred more or less simultaneously within the portfolio of this one particular Fund. We have reviewed our research and surveillance procedures, and are convinced they remain fundamentally sound. All of the distressed bonds are in various stages of workout, and we are monitoring each situation carefully. In each case, we intend to pursue our rights vigorously and will be guided by what we believe is in the best long-term interest of the Fund's shareholders.

The performance of NPI was affected by one credit in the multifamily housing sector, Harris County (TX) HFC Housing Finance Corp. [Coolwood Oaks], which from the start of this reporting period lost more than 30% of its market value before we sold this position in July 2002. At the start of the reporting period, this holding equaled about 1% of the Fund's net assets.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As the Fed continued to keep short-term interest rates relatively low, the dividend-payment capabilities of all these Funds benefited from their use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. The amount of this benefit is tied, in part, to the short-term rates the Funds pay their MuniPreferred, shareholders. Low short-term rates, such as those currently in effect, can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the fiscal year ended October 31, 2002, steady or falling short-term interest rates enabled us to implement four dividend increases in NPI, three in NPM, and one in NPT.

Over the course of the entire reporting period, the share prices and NAVs of each of these Funds declined modestly. As of October 31, 2002, the Funds continued to trade at discounts to their common share net asset values (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2002?

Over the twelve-month period, our strategic focus continued to be on working to diversify Fund holdings, enhance call protection, and position the Funds for potential changes in the interest rate environment. Specifically, that included selling some bonds with current coupons and short call dates and reinvesting the proceeds in bonds from the 15- to 20-year part of the yield curve. We believe these bonds should help moderate the Funds' durations4 over time (making the portfolios less sensitive to interest rate changes), while still allowing the Funds to provide competitive yields and returns. In our opinion, bonds in the 15- to 20-year range offered excellent opportunities for price appreciation and should perform relatively well if and when interest rates rise.

Looking at market sectors, we judiciously purchased single-family housing bonds for all three Funds. We believe these bonds, as well as the Funds' holdings of U.S. guaranteed, pre-refunded bonds, should perform relatively well if interest rates rise. During the past year, we also found attractive opportunities in tobacco settlement bonds and the healthcare sector.


4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

Given the current geopolitical and economic climate, maintaining strong credit quality remained a key requirement for the Funds. As of October 31, 2002, each of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 74% to 86%.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?

In general, our outlook for the fixed income markets over the coming months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slower to arrive and less robust than some are now predicting. We expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong as issuers take advantage of the low rate environment for both new issues and refinancings. Currently, national issuance totals are on pace to surpass $300 billion in 2002, eclipsing the record of $292 billion set in 1993. We also expect demand for tax-exempt municipal bonds to remain solid as investors continue to look for ways to rebalance their portfolios and reduce their overall investment risk.

Over the next two years, each of the Funds will continue to face some call exposure. Potential calls during 2003 and 2004 represent about 20% of all three Funds. As in the past we will continue to work through these calls on a case-by-case basis, holding some bonds until their call dates and selling others before their calls if we can get attractive prices. In all cases, we will be looking to reinvest the proceeds in the 20+ year portion of the yield curve in an effort to maintain diversity and enhance the future income stream and dividend-paying capabilities of the Funds. While the number of actual calls experienced by these Funds will depend largely on market interest rates over this time, we believe these potential call exposures are very manageable, and, given the expected abundant supply of municipal bonds, we foresee no problems in working through this period.

Additional specific areas of concentration in the months ahead will include managing duration by seeking to purchase more bonds in the 15- to 20-year part of the yield curve and working through the credit issues noted earlier. In general, our focus will remain on strategies that can add value for our shareholders and provide support for the Funds' dividends over time. Overall, we believe the attractive tax-free income, portfolio diversification, and risk reduction potential (for equity-dominated portfolios) represented by these Funds will continue to make them potentially valuable components in your long-term financial plans.

Nuveen Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002

NPI

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED            70%
AA                             16%
A                              11%
BBB                             1%
NR                              1%
BB OR LOWER                     1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.11
--------------------------------------------------
Common Share Net Asset Value                $14.87
--------------------------------------------------
Market Yield                                 6.68%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $948,726
--------------------------------------------------
Average Effective Maturity (Years)           19.78
--------------------------------------------------
Leverage-Adjusted Duration                    9.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.51%         3.47%
--------------------------------------------------
5-Year                         5.74%         5.48%
--------------------------------------------------
10-Year                        5.82%         6.21%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Housing/Single Family                          10%
--------------------------------------------------
U.S. Guaranteed                                10%
--------------------------------------------------

BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                             0.0705
12/01                             0.073
1/02                              0.073
2/02                              0.073
3/02                              0.0755
4/02                              0.0755
5/02                              0.0755
6/02                              0.0775
7/02                              0.0775
8/02                              0.0775
9/02                              0.0785
10/02                             0.0785


LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

11/1/01                           14.48
                                  14.26
                                  13.98
                                  13.97
                                  14.04
                                  13.73
                                  13.59
                                  13.6
                                  13.61
                                  13.9
                                  13.95
                                  14.22
                                  14.15
                                  14.15
                                  14.12
                                  14.08
                                  14.2
                                  14.25
                                  13.85
                                  13.63
                                  13.56
                                  13.73
                                  13.72
                                  13.77
                                  13.7
                                  13.87
                                  14.09
                                  14.07
                                  13.88
                                  13.93
                                  13.98
                                  13.98
                                  14.07
                                  14.29
                                  14.5
                                  14.47
                                  14.42
                                  14.4
                                  14.35
                                  14.6
                                  14.63
                                  14.54
                                  14.5
                                  14.64
                                  14.6
                                  14.63
                                  14.74
                                  14.85
                                  14.99
                                  14.72
                                  13.98
10/31/02                          13.87


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0013 per share.

Nuveen Premium Income Municipal Fund 2, Inc.

Performance
   OVERVIEW As of October 31, 2002


NPM

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED               65%
AA                                11%
A                                 19%
BBB                                2%
NR                                 3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.40
--------------------------------------------------
Common Share Net Asset Value                $15.27
--------------------------------------------------
Market Yield                                 6.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.70%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $627,659
--------------------------------------------------
Average Effective Maturity (Years)           15.84
--------------------------------------------------
Leverage-Adjusted Duration                   10.19
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.59%         5.03%
--------------------------------------------------
5-Year                         5.16%         5.79%
--------------------------------------------------
10-Year                        7.61%         7.79%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         26%
--------------------------------------------------
U.S. Guaranteed                                21%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------
Housing/Single Family                           8%
--------------------------------------------------
Healthcare                                      7%
--------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                             0.0765
12/01                             0.078
1/02                              0.078
2/02                              0.078
3/02                              0.0805
4/02                              0.0805
5/02                              0.0805
6/02                              0.0815
7/02                              0.0815
8/02                              0.0815
9/02                              0.0815
10/02                             0.0815


LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                           14.68
                                  14.88
                                  14.51
                                  14.4
                                  14.46
                                  14.14
                                  13.84
                                  13.75
                                  13.89
                                  14.07
                                  14.38
                                  14.4
                                  14.32
                                  14.65
                                  14.73
                                  14.7
                                  14.67
                                  14.72
                                  14.42
                                  14.12
                                  14
                                  14.11
                                  14.29
                                  14.28
                                  14.05
                                  14.23
                                  14.42
                                  14.48
                                  14.55
                                  14.5
                                  14.58
                                  14.55
                                  14.54
                                  14.54
                                  14.71
                                  15.01
                                  14.78
                                  14.84
                                  14.7
                                  14.89
                                  15.16
                                  14.98
                                  14.88
                                  15.09
                                  15.2
                                  15.05
                                  15.07
                                  15.2
                                  15.16
                                  14.95
                                  14.3
10/31/02                          14.25

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0478 per share.

Nuveen Premium Income Municipal Fund 4, Inc.

Performance
   OVERVIEW As of October 31, 2002

NPT

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED               56%
AA                                18%
A                                 15%
BBB                                3%
NR                                 7%
BB OR LOWER                        1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $12.97
--------------------------------------------------
Common Share Net Asset Value                $13.46
--------------------------------------------------
Market Yield                                 6.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.39%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $581,961
--------------------------------------------------
Average Effective Maturity (Years)           17.90
--------------------------------------------------
Leverage-Adjusted Duration                    9.95
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         0.52%         0.76%
--------------------------------------------------
5-Year                         5.19%         4.27%
--------------------------------------------------
Since Inception                4.83%         5.55%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------

Tax Obligation/General                         16%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Housing/Multifamily                            12%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/01                             0.07
12/01                             0.071
1/02                              0.071
2/02                              0.071
3/02                              0.071
4/02                              0.071
5/02                              0.071
6/02                              0.071
7/02                              0.071
8/02                              0.071
9/02                              0.071
10/02                             0.071



LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                           13.86
                                  13.79
                                  13.56
                                  13.44
                                  13.75
                                  13.33
                                  12.91
                                  13.1
                                  13.08
                                  13.4
                                  13.27
                                  13.45
                                  13.27
                                  13.4
                                  13.67
                                  13.58
                                  13.61
                                  13.69
                                  13.05
                                  12.92
                                  12.8
                                  12.9
                                  12.75
                                  12.83
                                  12.73
                                  12.87
                                  13.1
                                  13.02
                                  12.92
                                  12.99
                                  13.25
                                  13.2
                                  13.11
                                  13.3
                                  13.55
                                  13.76
                                  13.47
                                  13.62
                                  13.4
                                  13.55
                                  13.41
                                  13.27
                                  13.27
                                  13.4
                                  13.59
                                  13.66
                                  13.66
                                  13.57
                                  13.8
                                  13.46
                                  12.53
10/31/02                          12.61

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Shareholder
       MEETING REPORT

The annual shareholder meeting was held on July 31, 2002, at the Northern Trust Bank, Chicago, Illinois.


                                                                                           NPI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                 Preferred  Preferred   Preferred   Preferred  Preferred   Preferred
                                                        Common      Shares     Shares      Shares      Shares     Shares      Shares
                                                        Shares    Series-M  Series-M2    Series-T    Series-W  Series-TH    Series-F
====================================================================================================================================
Robert P. Bremner
   For                                              55,936,228       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                            822,321          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               56,758,549       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
Lawrence H. Brown
   For                                              55,971,027       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                            787,522          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               56,758,549       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
Anne E. Impellizzeri
   For                                              55,887,713       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                            870,836          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               56,758,549       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
Peter R. Sawers
   For                                              55,941,223       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                            817,326          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               56,758,549       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
Judith M. Stockdale
   For                                              55,941,631       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                            816,918          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               56,758,549       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
William J. Schneider
   For                                                      --       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                                 --          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                       --       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                      --       3,376      1,895       2,843       3,247      3,396       3,004
   Withhold                                                 --          16         22           4           1         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                       --       3,392      1,917       2,847       3,248      3,396       3,004
====================================================================================================================================

                                       9

Shareholder MEETING REPORT (continued)

                                                                                           NPM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                 Preferred  Preferred   Preferred   Preferred  Preferred   Preferred
                                                        Common      Shares     Shares      Shares      Shares     Shares      Shares
                                                        Shares    Series-M   Series-T    Series-W   Series-TH   Series-F   Series-F2
====================================================================================================================================
Robert P. Bremner
   For                                              37,710,871       1,956      2,980       1,647       2,872      1,707       1,866
   Withhold                                            324,666           1          5           1          45          6          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            38,035,537       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
Lawrence H. Brown
   For                                              37,711,104       1,956      2,982       1,647       2,912      1,710       1,866
   Withhold                                            324,433           1          3           1           5          3          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            38,035,537       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
Anne E. Impellizzeri
   For                                              37,686,228       1,956      2,978       1,647       2,911      1,706       1,866
   Withhold                                            349,309           1          7           1           6          7          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            38,035,537       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
Peter R. Sawers
   For                                              37,710,396       1,956      2,982       1,647       2,912      1,710       1,866
   Withhold                                            325,141           1          3           1           5          3          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            38,035,537       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
Judith M. Stockdale
   For                                              37,703,251       1,956      2,978       1,647       2,871      1,706       1,866
   Withhold                                            332,286           1          7           1          46          7          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            38,035,537       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
William J. Schneider
   For                                                      --       1,956      2,982       1,647       2,911      1,710       1,866
   Withhold                                                 --           1          3           1           6          3          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                      --       1,956      2,982       1,647       2,912      1,710       1,866
   Withhold                                                 --           1          3           1           5          3          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --       1,957      2,985       1,648       2,917      1,713       1,866
====================================================================================================================================

                                       10

                                                                                NPT
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                         Preferred   Preferred   Preferred  Preferred   Preferred   Preferred  Preferred   Preferred
                                 Common     Shares      Shares      Shares     Shares      Shares      Shares     Shares      Shares
                                 Shares   Series-M    Series-T   Series-T2   Series-W   Series-W2   Series-TH   Series-F   Series-F2
====================================================================================================================================
Robert P. Bremner
   For                       39,340,273      2,071       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                     482,067          1           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                     39,822,340      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
Lawrence H. Brown
   For                       39,364,897      2,070       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                     457,443          2           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                     39,822,340      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
Anne E. Impellizzeri
   For                       39,340,820      2,070       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                     481,520          2           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                     39,822,340      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
Peter R. Sawers
   For                       39,357,711      2,070       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                     464,629          2           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                     39,822,340      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
Judith M. Stockdale
   For                       39,362,141      2,071       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                     460,199          1           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                     39,822,340      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
William J. Schneider
   For                               --      2,071       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                          --          1           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================
Timothy R. Schwertfeger
   For                               --      2,071       1,809       1,216      1,637         510       2,586      1,721       1,283
   Withhold                          --          1           2          --         --           1           6         11           1
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --      2,072       1,811       1,216      1,637         511       2,592      1,732       1,284
====================================================================================================================================

                                       11


Report of
      INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.
NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc. and Nuveen Premium Income Municipal Fund 4, Inc. as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc. and Nuveen Premium Income Municipal Fund 4, Inc. at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP


Chicago, Illinois
December 11, 2002


                            Nuveen Premium Income Municipal Fund, Inc. (NPI)

                            Portfolio of
                                       INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%

$       9,050   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,     6/10 at 102.00           Aa1     $  9,504,310
                 Series 2000, 6.125%, 12/01/16


-----------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.1%

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00           Aa3       10,103,400
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31


-----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.9%

        8,350   Pima County Industrial Development Authority, Arizona, Industrial     1/03 at 102.50           AAA        8,783,783
                 Development Lease Obligation Refunding Revenue Bonds (Irvington
                 Project), 1988 Series A, 7.250%, 7/15/10


-----------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.1%

        3,500   Arkansas Development Finance Authority, Drivers License Revenue       6/07 at 100.00           AAA        3,700,830
                 Bonds (Arkansas State Police - Headquarters and Wireless Data
                 Equipment), Series 1997, 5.400%, 6/01/18

          480   City of Paragould, Arkansas, Water, Sewer and Electric Revenue       12/10 at 100.00           AAA          506,357
                 Bonds, Series 2000, 5.650%, 12/01/25

        1,000   Community Junior College District, Sebastian County, Arkansas,        4/09 at 100.00           AAA        1,158,790
                 General Obligation Improvement Bonds, Series 1999,
                 5.950%, 4/01/29 (Pre-refunded to 4/01/09)

        5,245   Board of Trustees of the University of Arkansas, Athletic             9/09 at 100.00           Aaa        5,343,763
                 Facilities Revenue Bonds (Razorback Stadium Project),
                 Series 1999, 5.050%, 9/15/20


-----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.4%

       10,250   State of California, General Obligation Veterans Welfare Bonds,      12/08 at 101.00           AAA       10,790,790
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax)

       23,725   State Public Works Board of California, Lease Revenue Refunding       6/03 at 102.00           Aa2       24,102,702
                 Bonds (The Regents of the University of California - Various
                 University of California Projects), 1993 Series A, 5.500%, 6/01/21

       11,395   State Public Works Board of California, Madera County, Lease            No Opt. Call             A       12,765,819
                 Revenue Bonds (Department of Corrections - California State
                 Prison (II)), 1993 Series E, 5.500%, 6/01/15

       15,420   Los Angeles Convention and Exhibition Center Authority, California,   8/03 at 102.00           AAA       15,987,148
                 Lease Revenue Bonds, 1993 Refunding Series A, 5.375%, 8/15/18

        1,265   City of Martinez, California, Home Mortgage Revenue Bonds,              No Opt. Call           AAA        1,857,071
                 1983 Issue A, 10.750%, 2/01/16

        4,125   Moorpark Redevelopment Agency, California, 1993 Tax Allocation       10/03 at 102.00        N/R***        4,374,934
                 Bonds, Moorpark Redevelopment Project, 6.125%, 10/01/18
                 (Pre-refunded to 10/01/03)

       20,000   City of Pomona, California, Single Family Mortgage Revenue              No Opt. Call           AAA       26,472,200
                 Refunding Bonds (GNMA and FNMA Mortgage-Backed Securities),
                 Series 1990A, 7.600%, 5/01/23

        3,000   Sacramento Municipal Utility District, California, Electric Revenue  11/03 at 102.00           AAA        3,054,240
                 Refunding Bonds, 1993 Series D, 5.250%, 11/15/20

                San Bernardino Joint Powers Financing Authority, California, Tax
                Allocation Refunding Bonds, Series 1995A:
        6,675    5.750%, 10/01/15                                                    10/05 at 102.00           AAA        7,346,705
       10,000    5.750%, 10/01/25                                                    10/05 at 102.00           AAA       10,760,000


-----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.5%

        3,185   Colorado Housing and Finance Authority, Single Family Program         4/10 at 105.00            AA        3,414,766
                 Senior Bonds, 2000 Series B-2, 7.250%, 10/01/31 (Alternative
                 Minimum Tax)

        2,925   Colorado Housing and Finance Authority, Single Family Program         5/07 at 105.00           Aa2        2,992,363
                 Senior Bonds, 1997 Series B-2, 7.000%, 5/01/26 (Alternative
                 Minimum Tax)

        2,025   Colorado Housing and Finance Authority, Single Family Program        11/07 at 105.00           Aa2        2,066,614
                 Senior Bonds, 1997 Series C-2, 6.875%, 11/01/28 (Alternative
                 Minimum Tax)

                                       13

                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                     Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

$       9,450   City and County of Denver, Colorado, Airport System Revenue Bonds,      No Opt. Call             A     $ 11,664,797
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        2,785   City and County of Denver, Colorado, Airport System Revenue Bonds,   11/02 at 102.00             A        2,846,437
                 Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)
                 (Pre-refunded to 11/15/02)

        6,870   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00             A        7,020,247
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum Tax)
                 (Pre-refunded to 11/15/02)

        4,630   City and County of Denver, Colorado, Airport System Revenue Bonds,   11/08 at 101.00           AAA        4,620,462
                 Series 1998B, 5.000%, 11/15/25

       19,810   City and County of Denver, Colorado, Excise Tax Revenue Bonds,        3/11 at 100.00           AAA       21,365,481
                 Colorado Convention Center Project, Series 2001A, 5.500%, 9/01/18

       13,315   City and County of Denver, Colorado, Special Facilities Airport       4/03 at 102.00           CCC        5,109,498
                 Revenue Bonds (United Air Lines, Inc. Project), Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)#

          303   El Paso County, Colorado, Single Family Mortgage Revenue Refunding      No Opt. Call           Aaa          326,957
                 Bonds, Series 1992A, Class A-2, 8.750%, 6/01/11


-----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        1,930   State of Connecticut, General Obligation Bonds, Series 2001C,           No Opt. Call            AA        2,207,341
                 5.500%, 12/15/16


-----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.8%

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,           No Opt. Call           AAA       11,103,456
                 6.000%, 6/01/20

       14,675   District of Columbia Housing Finance Agency, Collateralized Single   12/04 at 103.00           AAA       15,138,583
                 Family Mortgage Revenue Bonds, Series 1988E-4,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

       10,350   District of Columbia, Revenue Bonds (Association of American          8/07 at 102.00           AAA       10,578,632
                 Medical Colleges Issue), Series 1997A, 5.375%, 2/15/27

       16,665   District of Columbia, University Revenue Bonds, Georgetown             4/11 at 29.23           AAA        2,966,870
                 University Issue, Series 2001A, 0.000%, 4/01/32

        5,370   District of Columbia Tobacco Settlement Financing Corporation,          No Opt. Call            A1        5,409,040
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.500%, 5/15/33


-----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.6%

        9,290   State of Florida, Full Faith and Credit, Department of                7/05 at 101.00           AAA       10,278,549
                 Transportation, Right-of-Way Acquisition and Bridge Construction
                 Bonds, Series 1995, 5.800%, 7/01/21 (Pre-refunded to 7/01/05)

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00            A-        5,358,550
                 Revenue Bonds (Adventist Health System - Sunbelt Obligated Group),
                 Series 2000, 6.500%, 11/15/30


-----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.9%

        4,560   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call           AAA        5,478,338
                 Tax Revenue Bonds, Refunding Series P, 6.250%, 7/01/20

        2,750   Savannah Housing Authority, Georgia, Mortgage Revenue                 5/08 at 103.00           Aaa        2,942,308
                 Bonds (Plantation Oak - GNMA Collateralized), Series 2000
                 Refunding, 6.350%, 11/20/39


-----------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,     9/10 at 100.00           Aaa        5,161,650
                 Series 2000, 5.500%, 9/01/25 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 9.7%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project          1/11 at 101.00           AAA        9,902,300
                 and Refunding Series 2001A, 5.000%, 1/01/31

        9,220   Chicago School Reform Board of Trustees of the Board of              12/07 at 102.00           AAA        9,361,158
                 Education, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1997A, 5.250%, 12/01/27

        9,000   Chicago-O'Hare International Airport, Illinois, Special Facility        No Opt. Call            Ca        1,260,540
                 Revenue Bonds, United Air Lines, Inc. Project, Series 2001A,
                 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory
                 put 5/01/13)#

        4,530   Chicago-O'Hare International Airport, Illinois, General Airport       1/04 at 102.00           AAA        4,589,887
                 Second Lien, Revenue Refunding Bonds, 1993 Series C,
                 5.000%, 1/01/18

                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,655   City of Chicago, Illinois, Collateralized Single Family Mortgage      3/06 at 105.00           Aaa     $  1,684,095
                 Revenue Bonds, Series 1996-A, 7.000%, 9/01/27 (Alternative
                 Minimum Tax)

        3,430   City of Chicago, Illinois, Collateralized Single Family Mortgage      9/07 at 105.00           Aaa        3,612,750
                 Revenue Bonds, Series 1997-B, 6.950%, 9/01/28 (Alternative
                 Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control Refunding   2/04 at 102.00           AAA        8,993,810
                 Revenue Bonds (Illinois Power Company Project), 1994 Series A,
                 5.700%, 2/01/24

        8,500   Illinois Educational Facilities Authority, Revenue Refunding Bonds,   7/03 at 102.00           Aa1        8,665,325
                 University of Chicago, Series 1993B, 5.600%, 7/01/24

        1,500   Illinois Health Facilities Authority, Revenue Bonds (Highland        10/07 at 102.00           AAA        1,732,200
                 Park Hospital Project), Series 1997A, 5.750%, 10/01/26
                 (Pre-refunded to 10/01/07)

       13,545   Illinois Health Facilities Authority, Revenue Bonds (Sherman Health   8/07 at 101.00           AAA       13,565,995
                 Systems), Series 1997, 5.250%, 8/01/27

        5,000   Illinois Health Facilities Authority, Revenue Bonds (Edward           2/11 at 101.00           AAA        5,048,650
                 Hospital Obligation Group), Series 2001B, 5.250%, 2/15/34

        9,200   Metropolitan Pier and Exposition Authority, Illinois, McCormick      12/09 at 101.00          AAA        9,612,896
                 Place Expansion Project Bonds, Series 1999A, 5.500%, 12/15/24

        3,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call           AAA        3,889,140
                 Place Hospitality Facilities Revenue Bonds, Series 1996A,
                 7.000%, 7/01/26

        4,925   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA        6,003,821
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/06

          785   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA          956,954
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992B, 9.000%, 6/01/06

        3,000   Upper Illinois River Valley Development Authority, Illinois,         12/11 at 101.00          BBB+        3,124,110
                 Morris Hospital Healthcare Facilities Revenue Bonds, Series 2001,
                 6.625%, 12/01/31


-----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.5%

        5,000   Center Grove 2000 Building Corporation, Indiana, First Mortgage       7/11 at 100.00           AAA        5,204,750
                 Bonds, Series 2001, 5.500%, 1/15/26

        4,300   Indiana State Office Building Commission, Correctional Facilities     7/05 at 102.00           AAA        4,510,227
                 Program Revenue Bonds, Series 1995A, 5.500%, 7/01/20

        8,000   Metropolitan School District, Middle School Building Corporation,     7/05 at 102.00           AAA        9,058,400
                 Steuben County, Indiana, First Mortgage Bonds, Series 1995,
                 6.375%, 7/15/16 (Pre-refunded to 7/15/05)

        7,965   Wawasee Community School Corporation, New Elementary and              1/12 at 101.00           AA-        8,572,570
                 Remodeling Building Corporation, Indiana, First Mortgage Bonds,
                 Series 2000, 5.750%, 1/15/20

        5,300   Whitley County Middle School Building Corporation, Columbia City,     1/04 at 102.00           AAA        5,689,391
                 Indiana, First Mortgage Bonds, Series 1994, 6.250%, 7/15/15
                 (Pre-refunded to 1/15/04)


-----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.4%

                City of Des Moines, Iowa, General Obligation Bonds, Series 2000D:
        1,215    5.750%, 6/01/17                                                      6/08 at 100.00           AAA        1,339,246
        1,410    5.800%, 6/01/18                                                      6/08 at 100.00           AAA        1,552,636

        3,000   Iowa Finance Authority, Private College Refunding Revenue Bonds      12/05 at 102.00           AAA        3,256,350
                 (Drake University Project), Series 1996, 5.400%, 12/01/16

        4,970   Iowa Finance Authority, Industrial Revenue Refunding Bonds,             No Opt. Call           AAA        6,993,237
                 Urbandale Hotel Corporation Project, 1989 Series A, Remarketed,
                 8.500%, 8/01/16 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.3%

       11,000   Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage         6/08 at 105.00           Aaa       12,210,990
                 Revenue Bonds (Mortgaged-Backed Securities Program),
                 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.9%

        2,100   Louisiana Housing Finance Agency, Single Family Mortgage Revenue      9/09 at 101.00           Aaa        2,249,898
                 Bonds (Home Ownership Program), Series 2000A, 7.450%, 12/01/31
                 (Alternative Minimum Tax)

       11,860   Louisiana Stadium and Exposition District, Hotel Occupancy Tax        7/05 at 102.00           AAA       13,410,458
                 Bonds, Series 1995-B, 6.375%, 7/01/25 to 7/01/05)

                                       15

                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                     Portfolio of INVESTMENTS October 31, 2002

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA (continued)

$       7,660   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call           BBB     $  9,714,029
                 Revenue Bonds (Comm-Care Corporation Project), Series 1994,
                 11.000%, 2/01/14

       13,160   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00            A1       11,923,750
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


-----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.4%

        3,600   Housing Opportunities Commission of Montgomery County,                7/10 at 100.00           Aaa        3,827,268
                 Maryland, Multifamily Housing Development Bonds, Series 2000B,
                 6.200%, 7/01/30 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.1%

       10,000   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00           AAA       10,192,000
                 2000 Series A, 5.250%, 7/01/30

       13,000   Commonwealth of Massachusetts, General Obligation Bonds,              6/10 at 100.00        Aa2***       15,143,050
                 Consolidated Loan of 2000, Series B, 6.000%, 6/01/16
                 (Pre-refunded to 6/01/10)

        4,790   Massachusetts Development Finance Agency, Assisted Living             9/10 at 105.00           AAA        5,707,285
                 Facility Revenue Bonds (The Monastery at West Springfield
                 Project) (GNMA Collateralized), Series 1999A, 7.625%, 3/20/41
                 (Alternative Minimum Tax)

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00           BBB        2,572,812
                 Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A,
                 5.450%, 12/01/12 (Alternative Minimum Tax)

       14,750   Massachusetts Industrial Finance Agency, General Obligation Bonds,    7/07 at 102.00           AAA       15,042,050
                 Suffolk University, Series 1997, 5.250%, 7/01/27

        8,750   Massachusetts Housing Finance Agency, Rental Housing Mortgage         1/11 at 100.00           AAA        9,121,438
                 Revenue Bonds, Series 2001A, 5.850%, 7/01/35 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.0%

        4,000   Detroit School District, Wayne County, Michigan, School Building      5/03 at 102.00           AAA        4,102,200
                 and Site Improvement and Refunding Bonds (Unlimited Tax
                 General Obligation), Series 1993, 5.400%, 5/01/13

       10,550   City of Detroit, Michigan, Sewage Disposal System Revenue             7/05 at 100.00           AAA       10,550,528
                 Refunding Bonds, Series 1995B, 5.000%, 7/01/25

                Hudsonville Public Schools, Ottawa and Allegan Counties,
                Michigan, 1997 School Building and Site and Refunding Bonds
                (Unlimited Tax General Obligation):
       10,510    5.150%, 5/01/22                                                      5/08 at 100.00           AAA       10,634,859
        8,045    5.150%, 5/01/27                                                      5/08 at 100.00           AAA        8,116,681

        9,625   Livonia Public Schools District, Wayne County, Michigan, 1993         5/03 at 102.00           AAA        9,823,949
                 Refunding Bonds (Unlimited Tax General Obligation),
                 5.500%, 5/01/21

        6,600   Michigan State Housing Development Authority, Limited Obligation      7/07 at 102.00           AAA        6,751,404
                 Multifamily Mortgage Revenue Refunding Bonds (Forest Hills
                 Regency Square Project), Series 1999A, 5.750%, 7/01/29

        6,390   Charter County of Wayne, Michigan, Airport Revenue Bonds,            12/12 at 100.00           AAA        6,658,316
                 Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/19
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 4.0%

                City of Eden Prairie, Minnesota, Multifamily Housing Revenue
                Bonds, GNMA Collateralized Mortgage Loan - Rolling Hills
                Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                      8/11 at 105.00           Aa2        1,103,680
        2,000    6.200%, 2/20/43                                                      8/11 at 105.00           Aa2        2,207,680

        1,510   Minneapolis-St. Paul Housing Finance Board, Minnesota,               11/04 at 102.00           AAA        1,561,914
                 Single Family Mortgage Revenue Bonds (Minneapolis-St. Paul
                 Family Housing Program - Phase X) (FNMA and GNMA
                 Mortgage-Backed Securities Program), Series 1994,
                 7.500%, 11/01/27 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/08 at 101.00           AAA        3,016,860
                 Minnesota, Airport Revenue Bonds, Series 1998A,
                 5.000%, 1/01/22

        5,000   Minnesota Agricultural and Economic Development Board,               11/07 at 102.00           AAA        5,312,950
                 Healthcare System Revenue Bonds (Fairview Hospital and
                 Healthcare Services), Series 1997A, 5.750%, 11/15/26

       19,900   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 103.00           AAA       24,524,760
                 Sales Tax Revenue Refunding Bonds (Civic Center Project),
                 Series 1996, 7.100%, 11/01/23

                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 5.5%

$       4,470   Missouri Housing Development Commission, Single Family Mortgage       3/07 at 105.00           AAA     $  4,782,811
                 Revenue Bonds (Homeownership Loan Program), 1996 Series C,
                 7.450%, 9/01/27 (Alternative Minimum Tax)

                Health and Educational Facilities Authority, Missouri, Revenue
                Bonds, SSM Health Care, Series 2001A:
        3,000    5.250%, 6/01/21                                                      6/11 at 101.00           AAA        3,064,440
       14,150    5.250%, 6/01/28                                                      6/11 at 101.00           AAA       14,384,890

       15,105   Missouri Housing Development Commission, Single Family Mortgage       3/09 at 103.00           AAA       16,592,843
                 Revenue Bonds (Homeownership Loan Program), 1999 Series B-1,
                 6.700%, 9/01/30 (Alternative Minimum Tax)

       11,120   Francis Howell School District, St. Charles County, Missouri, General   No Opt. Call           AAA       13,214,563
                 Obligation Bonds, Series 1994A Refunding, 7.800%, 3/01/08


-----------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.1%

        8,500   Omaha, Nebraska, General Obligation Bonds, Convention Center            No Opt. Call           AAA       10,646,165
                 Project, Series 2000A, 6.500%, 12/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.9%

       15,000   Clark County, Nevada, General Obligation Bond Bank, Southern          6/11 at 100.00           AAA       15,347,850
                 Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26

       14,810   Clark County School District, Nevada, General Obligation Bonds,      12/11 at 100.00           AAA       16,016,719
                 Series 2001F, 5.500%, 6/15/18

       10,410   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA       11,295,683
                 Series 2002C, 5.500%, 6/15/18

       12,000   Director of the State of Nevada, Department of Business and           1/10 at 100.00           AAA       12,270,960
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40

       29,410   State of Nevada, Colorado River Commission General Obligation         7/04 at 101.00            AA       29,977,319
                 Bonds (Limited Tax Revenue Supported), Series 1994,
                 5.500%, 7/01/27


-----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 2.0%

        8,120   New Hampshire Housing Finance Authority, Single Family Mortgage       7/03 at 102.00           Aa2        8,299,452
                 Revenue Bonds, 1993 Series B, 6.050%, 7/01/25

        6,500   Business Finance Authority, New Hampshire, Pollution Control         10/03 at 102.00            A3        6,528,080
                 Refunding Revenue Bonds (The United Illuminating Company
                 Project), 1993 Series A, 5.875%, 10/01/33

        4,215   New Hampshire Housing Finance Authority, Single Family Mortgage       7/06 at 102.00           Aa2        4,376,814
                 Acquisition Revenue Bonds, 1996 Series B, 6.400%, 1/01/27
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 5.4%

       10,000   Delaware River Port Authority, New Jersey and Pennsylvania,           1/10 at 100.00           AAA       10,597,200
                 Port District Project Bonds, Series 1999B, 5.625%, 1/01/26

       10,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00           Aaa       11,105,300
                 Obligation Guaranteed Lease Revenue Bonds (County Correctional
                 Facility Project), Series 2000, 6.000%, 10/01/25

       15,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer           10/07 at 101.50           AAA       15,617,850
                 Revenue Bonds, 1997 Series U, 5.850%, 4/01/29 (Alternative
                 Minimum Tax)

       11,500   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           AAA       13,537,340
                 Series 2000A, 6.000%, 1/01/14


-----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.1%

          795   New Mexico Mortgage Finance Authority, Single Family Mortgage         1/03 at 102.00           AAA          809,882
                 Purchase Refunding Senior Bonds, 1992 Series A-2,
                 6.900%, 7/01/24

        2,740   New Mexico Mortgage Finance Authority, Single Family Mortgage         3/10 at 102.50           AAA        3,102,529
                 Program Bonds, 2000 Series D-2, 6.850%, 9/01/31 (Alternative
                 Minimum Tax)

        5,585   Santa Fe County, New Mexico, Correctional System Revenue                No Opt. Call           AAA        6,533,445
                 Bonds, Series 1997, 6.000%, 2/01/27


-----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.9%

       15,500   Erie Tobacco Asset Securitization Corporation, Erie County,           7/10 at 101.00            A1       16,376,370
                 New York, Tobacco Settlement Asset- Backed Bonds,
                 Series 2000, Senior, 6.250%, 7/15/40

       13,700   Long Island Power Authority, New York, Electric System General        6/08 at 101.00            A-       13,823,026
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

       10,000   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00            A1       10,746,500
                 Pass-Through Bonds, Series 2000, 6.500%, 6/01/35

                                       17


                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$      10,000   City of New York, New York, General Obligation Bonds,                 2/06 at 101.50             A     $ 10,901,600
                 Fiscal 1996 Series G, 5.750%, 2/01/07

                City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
          100    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00           Aaa          116,211
        5,900    6.000%, 10/15/26                                                    10/07 at 101.00             A        6,227,391

                City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series B:
        6,020    9.500%, 6/01/03                                                        No Opt. Call         A2***        6,291,984
        1,480    9.500%, 6/01/03                                                        No Opt. Call             A        1,546,866

       16,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00           AAA       17,409,280
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00           AAA        2,095,360
                 Department of Health Issue, Series 1996, 5.500%, 7/01/25

        4,000   New York State Energy Research and Development Authority,             3/03 at 102.00            A+        4,094,440
                 Facilities Revenue Bonds, Consolidated Edison Company of
                 New York, Inc. Project, Series 1993A, 6.000%, 3/15/28
                 (Alternative Minimum Tax)

        4,010   New York State Medical Care Facilities Finance Agency, Hospital       2/04 at 102.00           AAA        4,263,031
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1993 Series B, 5.500%, 2/15/22


-----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.2%

        9,650   Dickinson, North Dakota, Healthcare Facilities Revenue Bonds,         2/10 at 102.00            AA       11,488,422
                 BHS Long-Term Care, Inc., Series 1990, 7.625%, 2/15/20


-----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.9%

        4,265   Franklin County, Ohio, Hospital Improvement Revenue Bonds,            5/11 at 101.00           Aaa        4,463,450
                 The Children's Hospital Project, Series 2001, 5.500%, 5/01/28

       12,360   Ohio Turnpike Commission, Turnpike Revenue Bonds,                     2/04 at 102.00           Aaa       13,231,998
                 1994 Series A, 5.750%, 2/15/24 (Pre-refunded to 2/15/04)

        2,000   Richland County, Ohio, Hospital Facilities Revenue Refunding         11/10 at 101.00            A-        2,143,000
                 Bonds, MedCentral Health System Obligated Group, Series 2000A,
                 6.125%, 11/15/16

        7,000   City of Steubenville, Ohio, Hospital Facilities Revenue Refunding    10/10 at 100.00            A3        7,404,880
                 and Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30


-----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.2%

       14,650   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call           AAA       15,924,697
                 Local Government Revenue Bonds, Series 1998A,
                 5.500%, 8/01/28

       10,000   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/03 at 102.00           AA+       10,210,200
                 Revenue Bonds, Series 37A, 5.450%, 10/01/17

        8,405   Philadelphia Redevelopment Authority, Pennsylvania, Multifamily       4/08 at 103.00           N/R        7,783,030
                 Housing Mortgage Revenue Bonds (Cricket Court Commons
                 Project), Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)

        5,295   School District of Philadelphia, Pennsylvania, General Obligation     9/05 at 101.00           AAA        5,465,711
                 Bonds, Series 1995B, 5.500%, 9/01/25


-----------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%

        5,250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00            A-        5,462,520
                 Series X, 5.500%, 7/01/25


-----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.1%

       10,000   Rhode Island Housing and Mortgage Finance Corporation,               10/09 at 100.00           AA+       10,278,900
                 Homeownership Opportunity Bonds,  Series 35-A,
                 5.800%, 10/01/32 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.3%

       12,500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00            A1       12,283,125
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


-----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        3,285   Memphis and Shelby Counties Sports Authority, Inc.,                  11/12 at 100.00           AAA        3,313,645
                 Tennessee, Revenue Bonds, Memphis Arena Project,
                 2002 Series B, 5.125%, 11/01/29

                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 15.0%

$      10,305   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue  12/02 at 100.00           BB-     $  2,782,350
                 Bonds (American Airlines, Inc. Project), Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        3,289   Austin Housing Finance Corporation, Texas, Multifamily Housing       12/10 at 105.00           Aaa        3,765,445
                 Revenue Bonds (GNMA Collateralized Mortgage Loan - Fairway
                 Village Project), Series 2000A, 7.375%, 6/20/35 (Alternative
                 Minimum Tax)

        5,025   Clear Creek Independent School District, Galveston and Harris         2/10 at 100.00           AAA        5,625,990
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 6.000%, 2/15/16

          865   Harlingen Housing Finance Corporation, Texas, Single Family           9/10 at 105.00           AAA          943,386
                 Mortgage Revenue Bonds, Series 2000A, 6.700%, 9/01/33
                 (Alternative Minimum Tax)

       20,000   Houston Sports Authority, Harris County, Texas, Junior Lien Revenue  11/11 at 100.00           AAA       20,352,400
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40

       15,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding         8/04 at 102.00           AAA       16,062,600
                 Bonds, Series 1994, 5.300%, 8/15/13

                Harris County Hospital District, Texas, Refunding Revenue Bonds,
                Series 1990:
        4,205    7.400%, 2/15/10                                                        No Opt. Call           AAA        4,873,973
        6,670    7.400%, 2/15/10                                                        No Opt. Call           AAA        7,844,654

       19,125   Harris County Hospital District, Texas, Refunding Revenue Bonds,      8/10 at 100.00           AAA       21,222,821
                 Series 2000, 6.000%, 2/15/15

        1,343   Heart of Texas Housing Finance Corporation, Texas, Multifamily        9/10 at 105.00           Aaa        1,537,802
                 Housing Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Parkside Village Project), Series 2000A, 7.400%, 9/20/35
                 (Alternative Minimum Tax)

        6,000   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00           AAA        6,576,420
                 Bonds, Series 2001B, 5.500%, 3/01/15

        9,250   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00           AAA        9,597,523
                 Bonds, Series 2000B, 5.500%, 7/01/30

        4,000   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00            A-        4,272,680
                 Texas, Hospital Revenue Bonds, Series 2000, Adventist Health
                 System/Sunbelt Obligated Group, 6.700%, 11/15/30

       12,020   Tarrant County Health Facilities Development Corporation, Texas,     12/10 at 105.00           Aaa       14,314,979
                 Mortgage Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Eastview Nursing Home, Ebony Lake Nursing Center,
                 Ft. Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor), Series 2000A-1, 7.625%, 12/20/32

       10,000   Board of Regents of the Texas A&M University, Texas, Revenue          5/09 at 100.00           AAA       10,465,000
                 Financing System Bonds, Series 1999, 5.550%, 5/15/29

       11,680   Texas Department of Housing and Community Affairs, Residential        1/09 at 101.00           AAA       11,760,475
                 Mortgage Revenue Bonds, Series , 5.350%, 7/01/30
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.6%

        5,950   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50           AAA        6,121,777
                 1997 Series F, 5.750%, 7/01/28 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 1.0%

        9,465   Vermont Housing Finance Agency, Single Family Housing Bonds,          6/07 at 101.50           AAA        9,810,662
                 Series 9, 5.900%, 5/01/29 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

        4,925   Virginia Beach Development Authority, Virginia, Multifamily          10/14 at 100.00           N/R        4,881,906
                 Residential Rental Housing Revenue Bonds, Mayfair I and
                 Mayfair II Apartments Project, Series 1999, 7.500%, 10/01/39
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 18.6%

                Public Utility District No.1 of Chelan County, Washington,
                Chelan Hydro Consolidated System Revenue Bonds, Series 1997A:
       11,820    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional                  7/07 at 102.00            AA       11,923,425
                 put 7/01/09) (Mandatory put 7/01/24)
        8,000    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional                  7/07 at 102.00            AA        8,060,240
                 put 7/01/09) (Mandatory put 7/01/27)

        5,000   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00           AAA        5,102,950
                 Bonds, Series 2001, 5.250%, 12/01/26

        6,360   Public Utility District No. 1, Snohomish County, Washington,          1/03 at 100.00           AAA        6,395,044
                 Generation System Revenue Bonds, Series 1993,
                 5.500%, 1/01/14

        4,750   Washington Health Care Facilities Authority, Revenue Bonds           11/08 at 101.00           Aaa        4,768,525
                 (Swedish Health Services), Series 1998, 5.125%, 11/15/22

                                      19


                Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                       Portfolio of INVESTMENTS October 31, 2002

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$      11,000   Washington Health Care Facilities Authority, Revenue Bonds            8/13 at 102.00           AAA     $ 10,853,150
                 (Harrison Memorial Hospital), Series 1998, 5.000%, 8/15/28

                Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993B:
           80    5.600%, 7/01/15 (Pre-refunded to 7/01/03)                            7/03 at 102.00           AAA           83,692
       29,790    5.600%, 7/01/15                                                      7/03 at 102.00           AAA       30,976,238

       12,950   Washington Public Power Supply System, Nuclear Project No. 1          7/03 at 102.00           AAA       13,476,029
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

                Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1993A:
       10,775    5.750%, 7/01/12 (Pre-refunded to 7/01/03)                            7/03 at 102.00        Aa1***       11,282,179
        3,665    5.750%, 7/01/12                                                      7/03 at 102.00           Aa1        3,774,620

        6,770   Washington Public Power Supply System, Nuclear Project No. 2          7/03 at 102.00        Aa1***        7,083,113
                 Refunding Revenue Bonds, Series 1993B, 5.625%, 7/01/12
                 (Pre-refunded to 7/01/03)

       14,500   Washington Public Power Supply System, Nuclear Project No. 2          7/08 at 102.00           Aa1       15,316,060
                 Refunding Revenue Bonds, Series 1998A, 5.000%, 7/01/12

       22,880   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00           Aa1       23,402,350
                 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

                Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1997A:
        5,220    5.250%, 7/01/14                                                      7/07 at 102.00           AAA        5,634,050
        9,350    5.250%, 7/01/15                                                      7/07 at 102.00           Aa1        9,763,082

        7,775   Washington Public Power Supply System, Nuclear Project No. 3          7/08 at 102.00           Aa1        7,937,493
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/18


-----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.2%

        2,175   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00           BBB        2,219,760
                 Bonds, Carroll College Inc. Project, Series 2001, 6.125%, 10/01/16
-----------------------------------------------------------------------------------------------------------------------------------
$   1,360,465   Total Long-Term Investments (cost $1,355,963,360) - 148.7%                                            1,410,637,643
=============----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.3%

        2,000   California Statewide Communities Development Authority, Variable                               A-1        2,000,000
                 Rate Demand Revenue Bonds, Fremont-Rideout Health Group,
                 Series 2001A, 1.900%, 1/01/31+

        3,400   Illinois Health Facilities Authority, Variable Rate Demand Revenue                          VMIG-1        3,400,000
                 Bonds, Resurrection Health Care System, Series 1999A,
                 2.000%, 5/15/29+

        3,450   Indiana Educational Facilities Authority, Educational Facilities                            VMIG-1        3,450,000
                 Revenue Bonds, DePauw University Project, Series 2002,
                 Variable Rate Demand Obligations, 1.950%, 7/01/32+

        2,000   Michigan Strategic Fund, Variable Rate Demand Limited Obligation                               A-1        2,000,000
                 Revenue Bonds, Detroit Symphony Orchestra Project,
                 Series 2001A, 1.950%, 6/01/31+

       10,980   New York City, New York, Unlimited Tax General Obligation Bonds,                            VMIG-1       10,980,000
                 Variable Rate Demand Bonds, 1993 Series B, 1.900%, 10/01/22+
-----------------------------------------------------------------------------------------------------------------------------------
$      21,830   Total Short-Term Investments (cost $21,830,000)                                                          21,830,000
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.3%                                                                     41,257,868
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.3)%                                                       (525,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $948,725,511
                ===================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.7%

$       4,150   Birmingham Waterworks and Sewer Board, Alabama, Water and             1/13 at 100.00           AAA     $  4,119,456
                 Sewer Revenue Bonds, Series 2002B, 5.000%, 1/01/37


-----------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%

        3,500   Anchorage Parking Authority, Alaska, Lease Revenue Refunding         12/02 at 102.00         A+***        3,584,595
                 Bonds, Series 1993 (5th Avenue Garage Project),
                 6.750%, 12/01/08 (Pre-refunded to 12/01/02)


-----------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.5%

        2,850   Industrial Development Authority of the County of Maricopa,           1/07 at 102.00           AAA        3,349,719
                 Arizona, Multifamily Housing Revenue Bonds, Place Five and the
                 Greenery Apartments Projects, Series 1996A, 6.625%, 1/01/27

                Industrial Development Authority of the County of Mohave,
                Arizona, Hospital System Revenue Refunding Bonds (Medical
                Environments, Inc. and Phoenix Baptist Hospital and Medical
                Center Inc.), Series 1993:
        2,030    6.250%, 7/01/03                                                        No Opt. Call           Aaa
        3,000    6.750%, 7/01/08 (Pre-refunded to 7/01/03)                            7/03 at 102.00           Aaa        3,161,010

        9,000   City of Phoenix Civic Improvement Corporation, Arizona,               7/03 at 102.00           AAA        9,446,490
                 Wastewater System Lease Revenue Bonds, Series 1993,
                 6.125%, 7/01/14 (Pre-refunded to 7/01/03)
        3,625   Industrial Development Authority of the County of Pima, Arizona,      1/03 at 102.50           AAA        3,813,319
                 Industrial Development Lease Obligation Refunding Revenue
                 Bonds, Irvington Project, Series 1998A, 7.250%, 7/15/10


-----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.8%

                California Educational Facilities Authority, Loyola Marymount
                University Revenue Bonds, Series 2001A Refunding:
        3,255    0.000%, 10/01/23                                                       No Opt. Call           Aaa        1,073,336
        5,890    0.000%, 10/01/24                                                       No Opt. Call           Aaa        1,830,141
        7,615    0.000%, 10/01/25                                                       No Opt. Call           Aaa        2,238,201

        7,710   State of California, General Obligation Veterans Welfare Bonds,      12/08 at 101.00           AAA        8,116,780
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax)

        5,690   Department of Veterans Affairs of California, Home Purchase           6/12 at 101.00           AAA        5,949,180
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21

        7,150   State Public Works Board of California, Lease Revenue Bonds          10/04 at 102.00          A***        7,921,771
                 (Trustees of the California State University - Various California
                 State University Projects), 1994 Series A, 6.375%, 10/01/19
                 (Pre-refunded to 10/01/04)

       17,500   State Public Works Board of California, Lease Revenue Bonds          11/04 at 102.00           Aaa       19,628,525
                 (Department of Corrections - California State Prison - Monterey
                 County (Soledad II)), 1994 Series A, 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

       30,000   Foothill-Eastern Transportation Corridor Agency, California,            No Opt. Call           AAA       12,048,900
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21

        5,000   Los Angeles County Public Works Finance Authority,                   10/04 at 102.00        Aa3***        5,516,250
                 California, Revenue Bonds (Los Angeles County Regional
                 Park and Open Space District), Series 1994A,
                 6.125%, 10/01/10 (Pre-refunded to 10/01/04)

                Redevelopment Agency of the City and County of San Francisco,
                California, Hotel Tax Revenue Bonds, Series 1994:
        2,390    6.750%, 7/01/15 (Pre-refunded to 7/01/04)                            7/04 at 102.00           AAA        2,636,218
        5,905    6.750%, 7/01/25 (Pre-refunded to 7/01/04)                            7/04 at 102.00           AAA        6,513,333
          960    6.750%, 7/01/25                                                      7/04 at 102.00           AAA        1,052,323

        5,605   County of San Joaquin, California, Certificates of Participation      4/04 at 102.00             A        5,832,339
                 (1994 Solid Waste System Facilities Project), 6.600%, 4/01/19

                                       21

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.2%

$         185   Colorado Housing and Finance Authority, Single Family Program        12/04 at 105.00           Aa2     $    193,734
                 Senior Bonds, 1994 Series E, 8.125%, 12/01/24 (Alternative
                 Minimum Tax)

        1,615   Colorado Housing and Finance Authority, Single Family Program        12/05 at 105.00           Aa2        1,700,934
                 Senior Bonds, 1995 Series D, 7.375%, 6/01/26 (Alternative
                 Minimum Tax)

          400   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call             A          493,748
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        5,635   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00             A        5,759,308
                 Bonds, Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)
                 (Pre-refunded to 11/15/02)

       16,120   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00             A       16,472,544
                 Bonds, Series 1992C, 6.750%, 11/15/13 (Alternative Minimum Tax)
                 (Pre-refunded to 11/15/02)

        1,700   City and County of Denver, Colorado, Multifamily Housing Revenue     10/07 at 102.00           AAA        1,745,713
                 Bonds (FHA-Insured Mortgage Loan - The Boston Lofts Project),
                 Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

        3,170   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00           AAA        3,372,024
                 Finance Program Bonds, 1996 Series C-2, 6.250%, 11/15/18


-----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.5%

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
       11,720    0.000%, 4/01/27                                                       4/11 at 39.61           AAA        2,839,522
       13,780    0.000%, 4/01/28                                                       4/11 at 37.21           AAA        3,131,505
       15,855    0.000%, 4/01/29                                                       4/11 at 35.07           AAA        3,390,433


-----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.8%

        1,700   Beacon Tradeport Community Development District, Miami-Dade           5/12 at 102.00            AA        1,774,222
                 County, Florida, Special Assessment Bonds, Commercial Project,
                 Series 2002A, 5.625%, 5/01/32

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00           AAA        5,266,900
                 5.750%, 10/01/18 (Alternative Minimum Tax)

        1,285   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00           AAA        1,343,712
                 Revenue Bonds, 2000 Series 11, 5.850%, 1/01/22 (Alternative
                 Minimum Tax)

        2,850   State of Florida, Full Faith and Credit, Department of                7/05 at 101.00           AAA        3,158,798
                 Transportation, Right-of-Way Acquisition and Bridge Construction
                 Bonds, Series 1995, 5.875%, 7/01/24 (Pre-refunded to 7/01/05)


-----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.2%

        5,500   City of Atlanta, Georgia, Water and Sewerage Revenue Bonds,           1/04 at 100.00           AAA        5,677,375
                 Series 1993, 4.500%, 1/01/18 (Pre-refunded to 1/01/04)

        7,000   Development Authority of Burke County, Georgia, Pollution Control     1/03 at 103.00           AAA        7,283,010
                 Revenue Bonds (Oglethorpe Power Corporation Vogtle Project),
                 Series 1992, 8.000%, 1/01/15 (Pre-refunded to 1/01/03)

          580   Housing Authority of Fulton County, Georgia, Single Family Mortgage   9/06 at 102.00           AAA          606,146
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities
                 Program), Series 1996A, 6.200%, 9/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 2.5%

        1,505   Idaho Housing Finance Agency, Single Family Mortgage Revenue          7/05 at 102.00           Aaa        1,571,491
                 Bonds, Series F, 6.450%, 7/01/27 (Alternative Minimum Tax)

        3,260   Idaho Housing Finance Agency, Housing Revenue Bonds                   6/05 at 102.00           Aa2        3,369,275
                 (FHA-Insured Mortgage - Park Place Project), 1995 Series A,
                 6.500%, 12/01/36 (Alternative Minimum Tax)

        3,160   Idaho Housing and Finance Association, Wedgewood Terrace              3/12 at 105.00           Aaa        3,733,382
                 Project Refunding Bonds, GNMA Enhanced, Series 2002A-1,
                 7.250%, 3/20/37

        1,985   Idaho Housing and Finance Association, Single Family Mortgage         7/06 at 102.00           Aaa        2,167,342
                 Bonds, 1996 Series G, 6.350%, 7/01/26 (Alternative Minimum Tax)

        1,995   Idaho Housing and Finance Association, Single Family Mortgage         1/10 at 100.00           Aa2        2,096,905
                 Bonds, 2000 Series B, 6.250%, 7/01/22 (Alternative Minimum Tax)

        2,375   Idaho Housing and Finance Association, Single Family Mortgage         7/10 at 100.00           Aaa        2,501,588
                 Bonds, 2000 Series E, 5.950%, 7/01/20 (Alternative Minimum Tax)

                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.5%

$       5,000   City of Chicago, Illinois, General Obligation Bonds (Emergency        1/03 at 102.00           AAA     $  5,132,800
                 Telephone System), Series 1993, 5.625%, 1/01/23 (Pre-refunded to 1/01/03)

       16,200   City of Chicago, Illinois, General Obligation Project Bonds,          1/06 at 102.00           AAA       16,258,644
                 Series 1995A-1, 5.125%, 1/01/25

        1,000   City of Chicago, Illinois, General Obligation Project and Refunding   7/08 at 102.00           AAA        1,032,070
                 Bonds, Series 1998, 5.250%, 1/01/20
       22,670   City of Chicago, Illinois, General Obligation Bonds (City Colleges      No Opt. Call           AAA        6,751,126
                 of Chicago Capital Improvement Project), Series 1999,
                 0.000%, 1/01/25

        5,000   Chicago School Reform Board of Trustees of the Board of Education       No Opt. Call           AAA        1,938,150
                 of Chicago, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1999A, 0.000%, 12/01/20

        1,175   City of Chicago, Illinois, Multifamily Housing Revenue Bonds          6/09 at 102.00           Aaa        1,207,536
                 (GNMA Collateralized - Bryn Mawr-Belle Shores Project),
                 Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)

        1,650   City of Chicago, Illinois, Multifamily Housing Revenue Bonds,         9/13 at 101.00           AAA        1,610,186
                 Indiana Manor Townhomes Project (FHA-Insured/GNMA),
                 Series 2002A, 5.100%, 3/20/44

       10,900   Public Building Commission of Chicago, Illinois, Building Revenue    12/03 at 102.00           AAA       11,594,548
                 Bonds (Board of Education of Chicago), Series 1993A,
                 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

        4,010   City of Chicago, Illinois, Tax Increment Allocation Bonds             1/07 at 102.00           N/R        4,198,590
                 (Read-Dunning Redevelopment Project), Series 1996B,
                 7.250%, 1/01/14

        3,530   City of Chicago, Illinois, Tax Increment Allocation Bonds             1/07 at 102.00           N/R        3,753,731
                 (Sanitary Drainage and Ship Canal Redevelopment Project),
                 Series 1997A, 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District No. 15,              No Opt. Call           Aaa        1,885,820
                 Palatine, Illinois, General Obligation Bonds, Series 2001,
                 0.000%, 12/01/20

        6,190   Community High School District No. 219, Niles Township,                 No Opt. Call           Aaa        2,407,910
                 Cook County, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20

        2,850   City of East St. Louis, Illinois, Mortgage Revenue Refunding          7/03 at 102.00           AAA        2,926,238
                 Bonds (FHA-Insured Mortgage Loan - Dawson Manor
                 Apartments - Section 8 Assisted), Series 1994A, 6.500%, 7/01/24

        6,900   Illinois Health Facilities Authority, Revenue Refunding Bonds        10/03 at 102.00         A-***        7,272,462
                 (Illinois Masonic Medical Center), Series 1993,
                 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds           No Opt. Call            A+        3,257,190
                 (Lutheran General Health System), Series 1993C,
                 6.000%, 4/01/18

                Illinois Housing Development Authority, Housing Finance Bonds,
                2000 Series A:
        1,105    5.750%, 9/01/10 (Alternative Minimum Tax)                            3/10 at 100.00            AA        1,153,200
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                            3/10 at 100.00            AA        1,296,132

       11,000   State of Illinois, General Obligation Bonds (Illinois FIRST Program),   No Opt. Call           AAA       12,860,430
                 Series 2001, 6.000%, 11/01/26

                State of Illinois, General Obligation Bonds (Illinois FIRST Program),
                Series 2002:
        9,000    5.250%, 8/01/12                                                        No Opt. Call           AAA       10,050,570
        2,000    5.500%, 2/01/18                                                      2/12 at 100.00           AAA        2,163,180

        4,020   Community Unit School District No. 220, Lake, Cook, Kane, and           No Opt. Call           AAA        4,351,208
                 McHenry Counties, Illinois, General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/20

                Community Unit School District No. 60, Waukegan, Lake County,
                Illinois, General Obligation Bonds, Series 2001B Refunding:
        3,230    0.000%, 11/01/19                                                       No Opt. Call           Aaa        1,347,330
        1,740    0.000%, 11/01/21                                                       No Opt. Call           Aaa          631,063

        2,910   Community High School District No. 154, McHenry County, Illinois,       No Opt. Call           Aaa        1,103,385
                 Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21

        4,540   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00           AAA        4,536,459
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 5.000%, 12/15/28


-----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.6%

        1,000   Ball State University Board of Trustees, Indiana, Ball State          1/12 at 100.00           AAA        1,091,010
                 University Student Fee Revenue Bonds, Series 2002K,
                 5.750%, 7/01/20

        8,000   East Chicago Elementary School Building Corporation, Lake County,     1/03 at 102.00          A***        8,247,200
                 Indiana, First Mortgage Bonds, Series 1992, 7.000%, 1/15/16
                 (Pre-refunded to 1/15/03)

        6,031   City of Greenfield, Indiana, Multifamily Housing Revenue Bonds       12/05 at 105.00           Aaa        6,303,179
                 (Pedcor Investments L.P. Project), Series 1996A, 6.200%, 12/01/28
                 (Alternative Minimum Tax)

                                       23

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       8,200   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/03 at 102.00           AAA     $  8,448,296
                 Guarantee Revenue Bonds, Series 1993A, 6.250%, 2/01/09

        2,875   Indiana Bond Bank, State Revolving Fund Program Bonds, Guarantee      2/05 at 102.00           AAA        3,183,861
                 Revenue Bonds, Series 1995A, 6.750%, 2/01/17

        3,500   Indiana Bond Bank, Special Program Bonds (City of East Chicago        2/10 at 101.00           AAA        3,838,310
                 Facilities Building Corporation Project), Series 2000A,
                 6.125%, 2/01/25

        5,250   Indiana Transportation Finance Authority, Aviation Technology         3/03 at 102.00         A1***        5,439,158
                 Center Lease Revenue Bonds, Series A, 6.500%, 3/01/18
                 (Pre-refunded to 3/01/03)

        5,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,     12/10 at 100.00            AA        5,138,250
                 Series 2000, 5.375%, 12/01/25


-----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        7,000    5.300%, 6/01/25                                                      6/11 at 101.00            A1        6,196,820
        7,300    5.600%, 6/01/35                                                      6/11 at 101.00            A1        6,374,798


-----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

          860   Johnson County, Kansas, Single Family Mortgage Revenue Refunding      5/04 at 103.00           Aa2          898,760
                 Bonds, Series 1994, 7.100%, 5/01/12

          675   Sedgwick and Shawnee Counties, Kansas, Collateralized Single            No Opt. Call           Aaa          682,196
                 Family Mortgage Refunding Revenue Bonds (GNMA Certificates),
                 Series 1994A1, 7.900%, 5/01/24 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.2%

        1,020   Kentucky Housing Corporation, Housing Revenue Bonds,                  7/06 at 102.00           AAA        1,072,214
                 1996 Series A, 6.375%, 7/01/28 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.4%

        2,265   Bossier Public Trust Financing Authority, Louisiana, Single Family    8/05 at 102.00           AAA        2,309,983
                 Mortgage Revenue Refunding Bonds, Series 1995B,
                 6.125%, 8/01/28

        8,820   East Baton Rouge Mortgage Finance Authority, Louisiana,              10/05 at 102.00           Aaa        9,114,059
                 Single Family Mortgage Revenue Bonds (GNMA and
                 FNMA Mortgage-Backed Securities Program), Series 1994C,
                 6.350%, 10/01/28 (Alternative Minimum Tax)

        4,980   New Orleans Home Mortgage Authority, Louisiana, Single Family         6/05 at 102.00           Aaa        5,179,997
                 Mortgage Revenue Bonds, Series 1995A, 6.300%, 6/01/28
                 (Alternative Minimum Tax)

        4,035   Orleans Levee District (A Political Subdivision of the State         12/05 at 103.00           AAA        4,528,844
                 of Louisiana), Levee Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


-----------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.1%

          680   Maine State Housing Authority, Mortgage Purchase Bonds,              11/05 at 102.00           AA+          711,661
                 1995 Series B-2, 6.300%, 11/15/26 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.2%

          965   Community Development Administration, Department of Housing           5/03 at 102.00           Aa2          991,219
                 and Community Development,  Maryland, Multifamily Housing
                 Revenue Bonds (Insured Mortgage Loans), 1993 Series C,
                 6.625%, 5/15/23


-----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.7%

        3,325   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call           N/R        3,623,851
                 Resource Recovery Revenue Bonds, Eco/Springfield, LLC Project,
                 Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        9,000   Massachusetts Health and Educational Facilities Authority, Revenue   10/11 at 101.00            AA        9,491,040
                 Bonds, Berkshire Health System Issue, Series 2001E,
                 5.700%, 10/01/25

        3,605   Massachusetts Water Resources Authority, General Revenue             12/04 at 102.00           AAA        3,681,102
                 Bonds, 1993 Series C, 5.250%, 12/01/20

                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.4%

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Devos Place Project, Limited Tax General Obligation Bonds,
                Series 2001:
$       7,660    0.000%, 12/01/21                                                       No Opt. Call           AAA     $  2,796,819
        7,955    0.000%, 12/01/22                                                       No Opt. Call           AAA        2,712,337
        8,260    0.000%, 12/01/23                                                       No Opt. Call           AAA        2,647,578
        8,575    0.000%, 12/01/24                                                       No Opt. Call           AAA        2,587,421
        8,900    0.000%, 12/01/25                                                       No Opt. Call           AAA        2,538,013

        8,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/03 at 102.00           AAA        8,277,200
                 Refunding Bonds (Oakwood Hospital Obligated Group),
                 Series 1993A, 5.625%, 11/01/18


-----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 6.3%

        3,085   Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue     9/12 at 100.00            AA        3,018,611
                 Bonds, North Country Health Services, Series 2002,
                 5.000%, 9/01/24

        6,995   Champlin, Minnesota, Senior Housing Revenue Bonds, Champlin           6/12 at 105.00           Aaa        6,966,111
                 Shores Senior Living Center, GNMA Guaranteed, Series 2002A,
                 3.000%, 12/20/43

        3,560   Housing and Redevelopment Authority of Minneapolis and St. Paul,     12/02 at 102.00          BBB+        3,614,041
                 Minnesota, Health Care Facility Revenue Bonds (Group Health
                 Plan, Inc. Project), Series 1992, 6.900%, 10/15/22

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00           AAA        3,062,670
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00           AAA        2,450,136
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25

        2,270   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00           AA+        2,361,640
                 Bonds, 2000 Series C, 6.100%, 7/01/30 (Alternative Minimum Tax)

        2,700   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00           AAA        2,790,504
                 1995 Series D, 5.950%, 2/01/18

        3,005   Minnesota Housing Finance Agency, Single Family Mortgage              1/06 at 102.00           AA+        3,128,175
                 Bonds, 1996 Series G, 6.250%, 7/01/26 (Alternative Minimum Tax)

        2,435   Minnesota Housing Finance Agency, Single Family Mortgage              1/11 at 101.00           AA+        2,591,497
                 Bonds, 1998 Series H-2, Remarketed, 6.050%, 7/01/31
                 (Alternative Minimum Tax)

        2,000   Southern Minnesota Municipal Power Agency, Power Supply               1/03 at 102.00           Aaa        2,053,440
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11

        2,350   Washington County Housing and Redevelopment Authority,                1/03 at 102.00           BBB        2,417,892
                 Minnesota, Pooled Housing and Redevelopment Limited Annual
                 Appropriation Tax and Revenue Bonds (Pooled Refunding
                 Project), Series 1992, 7.200%, 1/01/22 (Pre-refunded to 1/01/03)

        5,170   Washington County Housing and Redevelopment Authority,               12/02 at 100.00         A3***        5,194,454
                 Minnesota, Lease Revenue Bonds (South Washington County
                 Schools Project), Series 1992, 7.400%, 12/01/14
                 (Pre-refunded to 12/01/02)


-----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 5.9%

        6,445   State of Missouri, General Obligation Bonds, Water Pollution         10/12 at 100.00           AAA        6,771,375
                 Control Refunding, Series 2002B, 5.000%, 10/01/18

        4,095   State of Missouri, General Obligation Bonds, Fourth State            10/12 at 100.00           AAA        4,302,371
                 Building Refunding, Series 2002A, 5.000%, 10/01/18

                Health and Educational Facilities Authority of Missouri, Revenue
                Bonds, SSM Health Care Series 2001A:
        2,500    5.250%, 6/01/21                                                      6/11 at 101.00           AAA        2,553,700
        2,000    5.250%, 6/01/28                                                      6/11 at 101.00           AAA        2,033,200

        5,500   Industrial Development Authority of St. Louis, Missouri, Industrial  12/02 at 102.00           N/R        5,593,115
                 Revenue Refunding Bonds (Kiel Center Multipurpose Arena
                 Project), Series 1992, 7.625%, 12/01/09 (Alternative
                 Minimum Tax)

                City of St. Louis, Missouri, Airport Revenue Bonds, Airport
                Development Program, Series 2001A:
        2,000    5.125%, 7/01/22                                                      7/11 at 100.00           AAA        2,029,500
        2,500    5.000%, 7/01/26                                                      7/11 at 100.00           AAA        2,502,450

       11,000   City of St. Louis Municipal Finance Authority, Missouri, Leasehold    7/03 at 102.00           AAA       11,494,890
                 Revenue Bonds, Series 1993A, 6.000%, 7/15/13

                                       25

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 2.5%

$       4,000   Clark County, Nevada, Industrial Development Revenue Bonds           12/02 at 102.00           AAA     $  4,138,800
                 (Nevada Power Company Project), Series 1992A, 6.700%, 6/01/22
                 (Alternative Minimum Tax)

       10,410   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA       11,295,683
                 Series 2002C, 5.500%, 6/15/18


-----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

        2,010   New Hampshire Higher Educational and Health Facilities Authority,     1/03 at 100.00          BBB+        2,018,080
                 Hospital Revenue Bonds, Catholic Medical Center Issue,
                 Series 1989, 8.000%, 7/01/04


-----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.8%

        4,500   New Jersey Economic Development Authority, Insured Revenue            5/05 at 102.00           AAA        5,024,745
                 Bonds (Educational Testing Service Issue), Series 1995A,
                 6.000%, 5/15/25 (Pre-refunded to 5/15/05)

        4,310   New Jersey Housing and Mortgage Finance Agency, Multifamily          11/07 at 101.50           AAA        4,454,213
                 Housing Revenue Bonds, 1997 Series A, 5.650%, 5/01/40
                 (Alternative Minimum Tax)

       10,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00            A1        9,542,300
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

        1,000   Toms River Board of Education, New Jersey, General Obligation         7/07 at 100.00           AAA        1,134,590
                 Bonds, Series 1997, 5.750%, 7/15/21 (Pre-refunded to 7/15/07)

        3,685   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00           AAA        3,690,491
                 Facility Subordinated Lease Revenue Bonds, Ogden Martin
                 Systems of Union, Inc. Lessee, Series 1998A, 5.350%, 6/01/23
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.5%

        3,195   New Mexico Mortgage Finance Authority, Single Family Mortgage         7/05 at 102.00           AAA        3,339,350
                 Program Bonds, 1995 Series E, 6.300%, 7/01/17 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.5%

        1,800   Long Island Power Authority, New York, Electric System General        6/08 at 101.00           AAA        1,823,616
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22

        7,695   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A        7,950,089
                 Fiscal 1995 Series E, 6.600%, 8/01/03

       17,365   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A       19,424,142
                 Fiscal 1996 Series F, 7.000%, 2/01/06

       11,130   City of New York, New York, General Obligation Bonds,                 3/06 at 101.50             A       11,620,499
                 Fiscal 1996 Series I, 5.875%, 3/15/18

                City of New York, New York, General Obligation Bonds, Fiscal
                1996 Series J1:
        9,000    5.875%, 2/15/19                                                      2/06 at 101.50             A        9,379,350
        3,820    5.500%, 2/15/26                                                      2/06 at 101.50             A        3,888,836

                City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series I:
        7,505    6.250%, 4/15/27 (Pre-refunded to 4/15/07)                            4/07 at 101.00           Aaa        8,691,465
        4,515    6.250%, 4/15/27                                                      4/07 at 101.00             A        4,845,408

                City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series D:
          285    6.600%, 2/01/03                                                        No Opt. Call         A2***          288,520
       10,465    6.600%, 2/01/03                                                        No Opt. Call             A       10,581,894

        1,370   New York City Municipal Water Finance Authority, New York,            6/07 at 101.00           AAA        1,434,198
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series B,
                 5.500%, 6/15/27

        3,150   New York City Municipal Water Finance Authority, New York,            6/05 at 101.00           AAA        3,488,846
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

        4,000   Trust for Cultural Resources of the City of New York, New York,       4/07 at 101.00           AAA        4,269,920
                 Revenue Bonds (American Museum of Natural History),
                 Series 1997A, 5.650%, 4/01/27

        2,500   Dormitory Authority of the State of New York, City University         7/06 at 102.00           AA-        2,672,575
                 System Consolidated Third General Resolution Bonds,
                 1996 Series 2, 6.000%, 7/01/20

                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                Dormitory Authority of the State of New York, Marymount
                Manhattan College Insured Revenue Bonds, Series 1999:
$       1,975    6.375%, 7/01/16                                                      7/09 at 101.00            AA     $  2,246,622
        2,080    6.375%, 7/01/17                                                      7/09 at 101.00            AA        2,356,952

        7,635   New York State Medical Care Facilities Finance Agency, Mercy          5/05 at 102.00        AA-***        8,493,250
                 Medical Center Project Revenue Bonds, 1995 Series A,
                 5.875%, 11/01/15 (Pre-refunded to 5/01/05)


-----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.1%

        2,550   County of Cumberland, North Carolina, Hospital Facility Revenue      10/09 at 101.00            A-        2,563,413
                 Bonds (Cumberland County Hospital System Inc. - Cape Fear
                 Valley Health System), Series 1999, 5.250%, 10/01/19

        2,480   City of Durham, North Carolina, Urban Redevelopment Mortgage          8/07 at 105.00           AAA        2,697,818
                 Revenue Bonds (Durham Hosiery Mill Project - FHA-Insured LN),
                 Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

        1,440   North Carolina Housing Finance Agency, Single Family Revenue          3/06 at 102.00            AA        1,504,109
                 Bonds (1985 Resolution), Series JJ, 6.450%, 9/01/27
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.0%

        4,760   North Dakota Housing Finance Agency, Mortgage Revenue Bonds,          7/10 at 100.00           Aa3        4,975,200
                 Housing Finance Program,  Series 2000C, 6.150%, 7/01/31
                 (Alternative Minimum Tax)

          965   North Dakota Housing Finance Agency, Housing Finance Program          1/07 at 102.00           Aa2        1,008,888
                 Bonds, Home Mortgage Finance  Program, 1996 Series B,
                 6.400%, 1/01/28 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.2%

        2,000   Ohio Housing Finance Agency, Multifamily Housing Mortgage             1/08 at 102.00           Aa2        2,030,280
                 Revenue Bonds (FHA-Insured Mortgage Loan - Courtyards
                 of Kettering Project), Series 1998B-1, 5.550%, 1/01/40
                 (Alternative Minimum Tax)

        5,000   Ohio Water Development Authority, Collateralized Water                2/03 at 102.00            A2        5,095,500
                 Development Revenue Refunding Bonds (Dayton Power and
                 Light Company Project), 1992 Series A, 6.400%, 8/15/27

        6,750   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00           N/R        6,151,883
                 Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

        6,900   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00           N/R        6,844,386
                 Revenue Bonds, Bay Shore Power Project, Convertible
                 Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.3%

        5,000   Oklahoma Student Loan Authority, Student Loan Revenue Bonds,          6/11 at 102.00           AAA        5,097,600
                 Senior Lien Series 2001-A1, 5.625%, 6/01/31
                 (Alternative Minimum Tax)

        2,990   Tulsa County Public Facilities Authority, Oklahoma, Recreational     11/02 at 102.00            AA        3,105,115
                 Facility Refunding Revenue Bonds, Series 1992, 6.600%, 11/01/08


-----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.2%

        2,865   State of Oregon, General Obligation Elderly and Disabled Housing      2/03 at 102.00            AA        2,931,611
                 Bonds, 1992 Series B, 6.375%, 8/01/24

        3,800   State of Oregon, General Obligation Veterans Welfare Bonds,          10/05 at 102.00            AA        3,946,034
                 Series 75, 6.000%, 4/01/27

        4,645   Oregon Housing and Community Services Department, Mortgage            1/10 at 100.00           Aa2        4,885,100
                 Revenue Bonds (Single Family Mortgage Program), Series 2000F,
                 6.250%, 7/01/28 (Alternative Minimum Tax)

        2,165   Portland, Oregon, Limited Tax Improvement Bonds,                      6/06 at 100.00           Aa2        2,334,368
                 1996 Series A, 5.550%, 6/01/16


-----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

        2,400   Beaver County Industrial Development Authority, Pennsylvania,         7/05 at 102.00             A        2,584,944
                 Collateralized Pollution Control Revenue Refunding Bonds
                 (The Cleveland Electric Illuminating Company Beaver Valley Project),
                 Series 1995-A, 7.750%, 7/15/25

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call           AAA        1,161,384
                 Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27

                                       27

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

$       1,375   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00            A-     $  1,430,660
                 Series X, 5.500%, 7/01/25


-----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.8%

       12,000   Tobacco Settlement Financing Corporation of Rhode Island,             6/12 at 100.00            A1       11,602,080
                 Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32


-----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.4%

       15,445   Greenville County School District, South Carolina, Installment       12/12 at 101.00           AA-       16,758,134
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17

        2,135   School District No. 4 of Lexington County, South Carolina,            7/04 at 102.00          Baa2        2,321,193
                 Certificates of Participation, Series 1994, 7.000%, 7/01/12

        7,600   Piedmont Municipal Power Agency, South Carolina, Electric             1/03 at 100.00           AAA        6,567,008
                 Revenue Refunding Bonds, Series 1991, 4.000%, 1/01/23

       15,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00            A1       14,821,200
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


-----------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.6%

        5,830   South Dakota Housing Development Authority, Homeownership             5/07 at 102.00           AAA        5,962,166
                 Mortgage Bonds, 1997 Series F, 5.800%, 5/01/28 (Alternative
                 Minimum Tax)

        9,860   South Dakota Building Authority, Revenue Bonds, Series 1992,          3/03 at 102.00           AAA       10,216,636
                 6.700%, 9/01/17


-----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        1,500   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00           AAA        1,627,905
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/19
                 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 13.1%

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds,       5/08 at 102.00           AAA        5,651,900
                 Texas Utilities Electric Company Project, Series 1998A Refunding,
                 5.550%, 5/01/33 (Alternative Minimum Tax) (Pre-refunded
                 to 5/01/08)

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds,       4/08 at 102.00           AAA        5,644,100
                 Texas Utilities Electric Company Project, Series 1995C,
                 5.550%, 6/01/30 (Alternative Minimum Tax) (Pre-refunded
                 to 4/01/08)

       10,000   Brazos River Harbor Navigation District, Braoria County, Texas,       5/12 at 101.00             A        9,868,300
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, 2002 Series A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

       10,000   Coppell Independent School District, Dallas County, Texas,              No Opt. Call           AAA        2,427,300
                 Unlimited Tax School Building and Refunding Bonds, Series 2001,
                 0.000%, 8/15/28

        3,345   City of Fort Worth, Texas, Water and Sewer Revenue Bonds,             2/12 at 100.00            AA        3,626,549
                 Series 2001, 5.625%, 2/15/19

        1,635   Garland Independent School District, Dallas County, Texas,            2/07 at 100.00           AAA        1,587,716
                 School Building Unlimited Tax Bonds, Series 1997-A,
                 4.000%, 2/15/15

        5,000   Gulf Coast Industrial Development Authority, Texas, Waste             6/08 at 102.00          Baa2        4,444,750
                 Disposal Revenue Bonds (Valero Refining and Marketing
                 Company Project), Series 1997, 5.600%, 12/01/31 (Alternative
                 Minimum Tax)

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00           AAA        2,857,484
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30

          790   Hidalgo County Housing Finance Corporation, Texas, Single Family      4/04 at 102.00           Aaa          816,031
                 Mortgage Revenue Bonds (GNMA and FNMA Collateralized),
                 Series 1994A, 7.000%, 10/01/27 (Alternative Minimum Tax)

                City of Houston, Texas, Hotel Occupancy Tax and Special Revenue
                Bonds, Convention Project, Series 2001B:
       25,850    0.000%, 9/01/25                                                        No Opt. Call           AAA        7,406,284
       26,610    0.000%, 9/01/26                                                        No Opt. Call           AAA        7,201,198

        1,000   Humble Independent School District, Harris County, Texas,             2/10 at 100.00           AAA          873,610
                 Unlimited Tax Schoolhouse Bonds, Series II 1997,
                 3.500%, 2/15/18

                                       29

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       6,185   Keller Independent School District, Tarrant County, Texas,            8/11 at 100.00           AAA     $  6,317,668
                 Unlimited Tax General Obligation Refunding Bonds, Series 2001,
                 5.250%, 8/15/26

        1,760   City of Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,          3/09 at 100.00           AAA        1,938,411
                 Series 2001, 5.750%, 3/15/16

        2,000   Pearland Independent School District, Brazoria County, Texas,         2/11 at 100.00           AAA        2,049,120
                 Unlimited Tax Schoolhouse Bonds, 2001 Series A, 5.250%, 2/15/22

        3,935   Spring Branch Independent School District, Harris County,             2/11 at 100.00           AAA        3,966,834
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        7,490   State of Texas, General Obligation Bonds, Veterans Housing           12/03 at 102.00           Aa1        7,831,244
                 Assistance Program Fund, Series 1993, 6.800%, 12/01/23
                 (Alternative Minimum Tax)

        3,900   State of Texas, General Obligation Bonds, Veterans Housing           12/11 at 101.00           Aa1        3,874,182
                 Assistance Program Fund II, Series 2001C-1, 5.200%, 12/01/21
                 (Alternative Minimum Tax)

                Weatherford Independent School District, Parker County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 2001:
        6,945    0.000%, 2/15/25                                                       2/11 at 44.73           AAA        1,941,753
        6,945    0.000%, 2/15/27                                                       2/11 at 39.75           AAA        1,723,888


-----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.2%

        1,520   Utah Housing Finance Agency, Single Family Mortgage Bonds             7/04 at 102.00           AAA        1,563,153
                 (Federally Insured or Guaranteed Mortgage Loans), 1994 Issue B,
                 6.450%, 7/01/14

          995   Utah Housing Finance, Single Family Mortgage Bonds,                   7/07 at 101.50           AAA        1,032,631
                 1997 Series E2, Class I, 5.875%, 1/01/19 (Alternative Minimum Tax)

        1,355   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/09 at 101.50           AAA        1,405,000
                 1997 Series C, 5.600%, 7/01/18 (Alternative Minimum Tax)

        3,000   Municipal Building Authority of Weber County, Utah, Lease            12/04 at 102.00           AAA        3,412,710
                 Revenue Bonds, Series 1994, 7.500%, 12/15/19 (Pre-refunded to 12/15/04)


-----------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 1.1%

        6,620   Vermont Housing Finance Agency, Single Family Housing Bonds,         11/02 at 102.00            A+        6,715,127
                 Series 4, 6.400%, 11/01/25


-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.0%

        7,635   Public Hospital District No. 2, King County, Washington, Limited      6/11 at 101.00           AAA        7,572,010
                 Tax General Obligation Bonds, Evergreen Healthcare,
                 Series 2001A, 5.000%, 12/01/30

       10,080   King County School District No. 401, Highline, Washington,            6/12 at 100.00           AAA       11,042,232
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/16


-----------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.3%

        7,000   County Commission of Harrison County, West Virginia, Solid            5/03 at 102.00           AAA        7,264,460
                 Waste Disposal Revenue Bonds (The Potomac Edison
                 Company - Harrison Station Project), Series B, 6.250%, 5/01/23
                 (Alternative Minimum Tax)

        1,000   County Commission of Pleasants County, West Virginia, Pollution       4/09 at 101.00           AAA        1,029,060
                 Control Revenue Bonds (West Penn Power Company - Pleasants
                 Station Project), 1999 Series E, 5.500%, 4/01/29 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.5%

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00           AAA        3,393,850
                 Bonds (Marshfield Clinic Project), Series 1997, 5.625%, 2/15/17
-----------------------------------------------------------------------------------------------------------------------------------

$   1,042,191   Total Long-Term Investments (cost $855,770,471) - 143.4%                                                900,123,466
=============----------------------------------------------------------------------------------------------------------------------

                                       29

                Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                     Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 5.7%

$       4,000   Harris County Health Facilities Development Corporation, Texas,                               A-1+     $  4,000,000
                 Variable Rate Demand Bonds, St. Luke's Episcopal Hospital
                 Refunding, Series 2001B, 2.000%, 2/15/31+

        8,465   Illinois Health Facilities Authority, Revenue Bonds, University                             VMIG-1        8,465,000
                 of Chicago Hospitals, Series 1994C, Variable Rate Demand
                 Obligations, 2.000%, 8/15/26+

        3,355   Lower Neches Valley Authority, Texas, Industrial Development                                VMIG-1        3,355,000
                 Corporation Exempt Facilities Revenue Bonds, Exxon Mobil
                 Project, Series 2001B, Variable Rate Demand Obligations,
                 1.900%, 11/01/29+

        4,400   New Jersey Educational Facilities Authority, Revenue Bonds,                                 VMIG-1        4,400,000
                 Princeton University, Variable Rate Demand Obligations,
                 Series 2002B, 1.700%, 7/01/22+

       13,550   North Central Texas Health Facilities Development Corporation,                                A-1+       13,550,000
                 Hospital Revenue Bonds (Methodist  Hospitals of Dallas),
                 Series 1985-B, Variable Rate Demand Bonds, 2.000%, 10/01/15+

        2,000   Ohio Higher Educational Facilities Revenue Bonds, Case Western                              VMIG-1        2,000,000
                 Reserve University Project, Series 2002A, Variable Rate
                 Demand Obligations, 1.850%, 10/01/31+
-----------------------------------------------------------------------------------------------------------------------------------
$      35,770   Total Short-Term Investments (cost $35,770,000)                                                          35,770,000
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 6.2%                                                                     38,765,798
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.3)%                                                       (347,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $627,659,264
                ===================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       30

                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
                            Portfolio of
                                       INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 6.0%

$       4,000   Alabama Higher Education Loan Corporation, Student Loan                 No Opt. Call           AAA     $  4,214,760
                 Revenue Bonds, Series 1994D Refunding, 5.850%, 9/01/04
                 (Alternative Minimum Tax)

        2,500   Alabama Housing Finance Authority, Multifamily Housing Revenue        2/11 at 102.00           AAA        2,627,350
                 Bonds, South Bay Apartments Project, 2000 Series K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,745   Alabama Special Care Facilities Financing Authority of Birmingham,   11/05 at 101.00           Aaa       11,814,648
                 Hospital Revenue Bonds (Daughters of Charity National
                 Health System - Providence Hospital and St. Vincent's Hospital),
                 Series 1995, 5.000%, 11/01/25

        5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00           Aa1        5,287,763
                  Bonds, Series 2001, 5.750%, 12/01/16

       11,000   DCH Health Care Authority, Alabama, Health Care Facilities           12/02 at 102.00            A+       11,084,810
                 Revenue Bonds, Series 1993-B, 5.750%, 6/01/23


-----------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.1%

          205   Arkansas Development Finance Authority, Single Family Mortgage        2/03 at 102.00            AA          209,613
                 Revenue Refunding Bonds (FHA-Insured or VA Guaranteed
                 Mortgage Loans), 1991 Series A, 8.000%, 8/15/11

          198   City of Jacksonville, Arkansas, Residential Housing Facilities        7/03 at 103.00           Aaa          205,568
                 Board, Single Family Mortgage Revenue Refunding Bonds,
                 Series 1993A, 7.900%, 1/01/11

          325   Residential Housing Facilities Board of Lonoke County, Arkansas,      4/05 at 103.00           Aaa          343,168
                 Single Family Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 4/01/11


-----------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.8%

        4,780   Foothill-Eastern Transportation Corridor Agency, California,            No Opt. Call           AAA        2,944,910
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14

        1,715   Housing Authority of Merced County, California, Multifamily           1/04 at 102.00           Aaa        1,768,199
                 Housing Refunding Revenue Bonds (Belmont Park Apartments
                 Project), Series 1993A, 5.875%, 1/01/19

        5,000   Airports Commission of the City and County of San Francisco,          5/04 at 101.00           AAA        5,327,850
                 California, San Francisco International Airport Second Series
                 Revenue Bonds, Issue 8A, 6.300%, 5/01/25 (Alternative
                 Minimum Tax)

        3,545   Redevelopment Agency of San Leandro, California, Tax                  6/03 at 102.00            A-        3,677,760
                 Allocation Bonds, Plaza 1 and Plaza 2 Redevelopment Projects,
                 1993 Series A, 6.125%, 6/01/23

        1,945   South Gate Public Financing Authority, Los Angeles County,              No Opt. Call           AAA        2,305,467
                 California, Water Revenue Refunding Bonds, 1996 Series A,
                 6.000%, 10/01/12


-----------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.7%

        2,810   Colorado Housing and Finance Authority, Single Family Program        10/09 at 105.00           Aa2        2,999,366
                 Senior Bonds, 1999 Series C-3, 6.750%, 10/01/21

        3,040   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call             A        3,752,485
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        4,140   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00             A        4,230,542
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum
                 Tax) (Pre-refunded to 11/15/02)

        4,345   El Paso County School District No. 20, Academy, Colorado,            12/12 at 100.00           AAA        4,678,826
                 General Obligation Bonds, Series 2002, 5.250%, 12/15/17


-----------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

        3,000   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00           AAA        3,191,190
                 Finance Program Bonds, 1996 Series C-2, 6.250%, 11/15/18

                                       31

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.9%

$       6,000   District of Columbia, General Obligation Bonds, Series 1993B-2,         No Opt. Call           AAA     $  6,739,920
                 5.500%, 6/01/10

        1,975   District of Columbia, Hospital Revenue Refunding Bonds                2/03 at 102.00         A-***        2,062,493
                 (Medlantic Healthcare Group, Inc. Issue), Series 1992B,
                 6.750%, 8/15/07

        4,250   District of Columbia, Hospital Revenue Refunding Bonds                8/06 at 102.00           AAA        4,799,695
                 (Medlantic Healthcare Group, Inc. Issue), Series 1993A,
                 5.750%, 8/15/14

            5   District of Columbia, General Obligation Bonds, Series 1993E,         6/03 at 102.00           AAA            5,210
                 6.000%, 6/01/09

                District of Columbia, General Obligation Refunding Bonds,
                Series 1993A:
        1,585    6.000%, 6/01/07                                                        No Opt. Call           AAA        1,807,930
        7,215    6.000%, 6/01/07                                                        No Opt. Call           AAA        8,185,490

                District of Columbia, General Obligation Bonds, Series 1993E:
          325    6.000%, 6/01/09 (Pre-refunded to 6/01/03)                            6/03 at 102.00           AAA          339,615
        4,485    6.000%, 6/01/09                                                      6/03 at 102.00           AAA        4,678,348

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
        9,670    0.000%, 4/01/26                                                       4/11 at 42.15           AAA        2,492,539
       15,235    0.000%, 4/01/30                                                       4/11 at 32.93           AAA        3,056,903


-----------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.4%

        9,000   Jacksonville Electric Authority, Florida, Water and Sewer System     10/05 at 100.00           Aa3        9,128,070
                 Revenue Bonds, 2001 Series A, 5.200%, 10/01/20

        5,000   Martin County Industrial Development Authority, Florida, Industrial  12/04 at 102.00          BBB-        5,149,200
                 Development Revenue Bonds, Indiantown Cogeneration,
                 L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00           AAA        1,472,488
                 Multifamily Revenue Bonds, Sunset Bay Apartments Project,
                 Series 2000-5A, 5.850%, 7/01/20 (Alternative Minimum Tax)

        9,500   City of Sunrise, Florida, Utility System Revenue Refunding           10/18 at 100.00           AAA        9,654,280
                 Bonds, Series 1998, 5.000%, 10/01/28


-----------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.5%

        3,400   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call           AAA        3,715,350
                 Series 1999A, 5.500%, 11/01/22

          670   Development Authority of Burke County, Georgia, Pollution Control       No Opt. Call           AAA          676,499
                 Revenue Bonds (Oglethorpe Power Corporation - Vogtle
                 Project), Series 1992, 7.500%, 1/01/03

        2,880   Municipal Electric Authority of Georgia, General Power Revenue          No Opt. Call            A+        3,735,878
                 Bonds, Series 1992B, 8.250%, 1/01/11

        5,500   Municipal Electric Authority of Georgia, General Power Revenue          No Opt. Call           AAA        6,237,000
                 Bonds, Series 1993B, 5.700%, 1/01/19


-----------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%

                City and County of Honolulu, Hawaii, Refunding and Improvement
                General Obligation Bonds, Series 1993B:
        1,580    5.000%, 10/01/13                                                       No Opt. Call           Aaa        1,747,338
        3,420    5.000%, 10/01/13                                                       No Opt. Call           AA-        3,743,771


-----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.0%

        4,000   Chicago Board of Education, Illinois, General Obligation Lease          No Opt. Call           AAA        4,776,760
                 Certificates, 1992 Series A, 6.250%, 1/01/15

        5,550   City of Chicago, Illinois, Midway Airport Revenue Bonds,              1/11 at 101.00           AAA        5,534,682
                 Series 2001A, 5.125%, 1/01/26 (Alternative Minimum Tax)

        5,000   City of Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,      7/08 at 102.00           AAA        5,081,600
                 5.250%, 1/01/28

                Cook County School District 99, Cicero, Illinois, General
                Obligation School Bonds, Series 1997:
        1,455    8.500%, 12/01/13                                                       No Opt. Call           Aaa        2,022,144
        1,685    8.500%, 12/01/15                                                       No Opt. Call           Aaa        2,390,577

        6,205   Illinois Development Finance Authority, Revenue Bonds (Greek          4/11 at 105.00           Aaa        7,412,121
                 American Nursing Home Project), Series 2000A, 7.600%, 4/20/40

        1,140   Illinois Development Finance Authority, Child Care Facility Revenue   3/03 at 102.00           N/R        1,164,647
                 Bonds (Illinois Facilities Fund Project), Series 1992,
                 7.400%, 9/01/04

        1,255   Illinois Educational Facilities Authority, Revenue Bonds, Chicago     1/03 at 100.00           AAA        1,389,021
                 College of Osteopathic Medicine, Series A, 8.750%, 7/01/05

                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds        10/03 at 102.00         A-***     $  3,161,940
                 (Illinois Masonic Medical Center), Series 1993, 5.500%, 10/01/19
                 (Pre-refunded to 10/01/03)

                Illinois Health Facilities Authority, Revenue Refunding Bonds
                (Lutheran General Health System), Series 1993C:
        5,705    7.000%, 4/01/08                                                        No Opt. Call            A+        6,562,633
        4,075    7.000%, 4/01/14                                                        No Opt. Call            A+        4,970,441

        8,190   Illinois Housing Development Authority, Multifamily Program           9/04 at 102.00            A+        8,517,846
                 Bonds, Series 5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly Housing    11/02 at 102.00             A        3,481,030
                 Revenue Bonds (Skyline Towers Apartments), Series 1992B,
                 6.875%, 11/01/17

        1,130   Illinois Housing Development Authority, Section 8 Elderly Housing     1/03 at 102.00          A***        1,161,516
                 Revenue Bonds (Morningside North Development), Series 1992D,
                 6.600%, 1/01/07 (Pre-refunded to 1/01/03)

        9,795   Community Unit School District No. 220, Lake, Cook, Kane and            No Opt. Call           AAA       10,645,500
                 McHenry Counties, Illinois, General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/19

        2,025   Long Creek Township, Macon County, Illinois, Waterworks               5/03 at 100.00           N/R        2,040,896
                 Refunding Revenue Bonds, Series 1993, 7.250%, 5/01/23

        4,540   Metropolitan Pier and Exposition Authority, Illinois,                 6/12 at 101.00           AAA        4,536,459
                 McCormick Place Expansion Project Revenue Bonds,
                 Series 2002A, 5.000%, 12/15/28

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA        3,967,989
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20

       14,375   Village of Wheeling, Illinois, Multifamily Housing Revenue            2/03 at 100.00           AAA       14,410,938
                 Bonds (FHA-Insured Mortgage Loan - Arlington Club Project),
                 Series 1993A, 6.400%, 2/01/40

        3,735   Wood River Township Hospital, Madison County, Illinois,               2/04 at 102.00           N/R        3,105,540
                 General Obligation Bonds (Alternate Revenue Source),
                 Series 1993, 6.625%, 2/01/14

        3,725   Wood River Township Hospital, Madison County, Illinois,               2/04 at 102.00           N/R        3,064,781
                 General Obligation Tort Immunity Bonds, Series 1993,
                 6.500%, 2/01/14


-----------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.5%

        2,250   Indiana Bond Bank, Special Program Bonds, Series 1992B,               2/03 at 102.00         A+***        2,323,440
                 6.750%, 8/01/12 (Pre-refunded to 2/01/03)

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50           AAA       22,733,260
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30

        2,100   City of Indianapolis, Indiana, Economic Development Revenue           7/03 at 103.00           Caa        1,617,672
                 Bonds (The Meadows - Section 8  Assisted Project),
                 Series 1993A, 6.000%, 7/01/23 (Alternative Minimum Tax)

        2,000   Hospital Authority of Kokomo, Indiana, Hospital Revenue               8/03 at 102.00        N/R***        2,144,740
                 Refunding Bonds (St. Joseph Hospital and Health Center of
                 Kokomo), Series 1993, 6.250%, 8/15/05

        5,000   M.S.D. of Warren Township, Vision 2005 School Building                1/11 at 100.00           AAA        5,271,100
                 Corporation, Marion County, Indiana, First Mortgage Bonds,
                 Series 2000, 5.500%, 7/15/20

        3,615   Mooresville Consolidated School Building Corporation, Morgan          1/04 at 101.00        N/R***        3,838,515
                 County, Indiana, First Mortgage Bonds, Series 1994A,
                 6.200%, 7/15/15 (Pre-refunded to 1/15/04)


-----------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.0%

          225   City of Davenport, Iowa, Home Ownership Mortgage Revenue              9/04 at 102.00           Aa2          233,123
                 Refunding Bonds, Series 1994, 7.900%, 3/01/10


-----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.2%

          635   Johnson County, Kansas, Single Family Mortgage Revenue                5/04 at 103.00           Aa2          663,619
                 Refunding Bonds, Series 1994, 7.100%, 5/01/12

                Kansas Development Finance Authority, Multifamily Housing
                Refunding Revenue Bonds (First Kansas State Partnership, L.P.
                Project), Series 1998Y:
        7,910    6.000%, 12/01/20 (Alternative Minimum Tax)                          12/08 at 101.00           N/R        7,180,303
        2,460    6.125%, 12/01/28 (Alternative Minimum Tax)                          12/08 at 101.00           N/R        2,176,756

                                       33


                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                KANSAS (continued)

$         485   Labette County, Kansas, Single Family Mortgage Revenue                6/03 at 103.00           Aa2     $    502,222
                 Refunding Bonds, 1993 Series A, 8.400%, 12/01/11

        2,000   City of Olathe, Kansas, Health Facilities Revenue Bonds, Olathe       9/10 at 100.00           AAA        2,072,540
                 Medical Center Project, Series 2000A, 5.500%, 9/01/25

        6,825   Sedgwick County Unified School District No. 259, Wichita, Kansas,     9/10 at 100.00            AA        6,189,934
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/16


-----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.2%

        1,015   Kentucky Housing Corporation, Housing Revenue Bonds, 1996             7/06 at 102.00           AAA        1,066,958
                 Series A, 6.375%, 7/01/28 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.7%

        3,170   Clover Dale Housing Corporation, Louisiana, Multifamily Mortgage      4/03 at 100.00           AA-        3,184,962
                 Revenue Refunding Bonds (Clover Dale Plaza - FHA-Insured
                 Mortgage - Section 8 Assisted Project), 1995 Series A,
                 6.550%, 2/01/22

        5,815   Orleans Levee District (A Political Subdivision of the State         12/05 at 103.00           AAA        6,536,002
                 of Louisiana), Levee Improvement Bonds, Series 1986,
                 5.950%, 11/01/14


-----------------------------------------------------------------------------------------------------------------------------------
                MAINE - 3.7%

        7,520   Maine Educational Loan Marketing Corporation, Subordinate               No Opt. Call            A2        8,065,050
                 Student Loan Revenue Bonds, Series 1994-B2, 6.250%, 11/01/06
                 (Alternative Minimum Tax)

       12,720   Maine State Housing Authority, Mortgage Purchase Bonds,               5/10 at 100.00           AA+       13,298,251
                 2000 Series C-1, 6.050%, 11/15/31 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 3.0%

        4,365   Community Development Administration, Maryland Department             1/07 at 102.00           Aa2        4,634,626
                 of Housing and Community Development, Housing Revenue
                 Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Community Development Administration, Maryland Department             7/07 at 102.00           Aa2        3,031,544
                 of Housing and Community Development, Housing Revenue
                 Bonds, Series 1997A, 6.000%, 7/01/39 (Alternative Minimum Tax)

        6,800   Housing Opportunities Commission of Montgomery County,                7/06 at 102.00           Aa2        7,177,060
                 Maryland, Multifamily Housing Revenue Bonds, 1996 Series B,
                 6.400%, 7/01/28 (Alternative Minimum Tax)

        2,315   Housing Opportunities Commission of Montgomery County,                7/10 at 100.00           Aaa        2,469,110
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.4%

        2,000   Massachusetts Housing Finance Agency, Housing Project Revenue         4/03 at 102.00            A+        2,077,540
                 Bonds, Series 1993A Refunding, 6.300%, 10/01/13


-----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.1%

        5,000   City of Detroit, Michigan, Convention Facility Limited Tax Revenue    9/03 at 102.00           AAA        5,238,150
                 Refunding Bonds (Cobo Hall Expansion Project), Series 1993,
                 5.250%, 9/30/12

       10,225   City of Detroit, Michigan, Water Supply System Revenue Senior         7/07 at 101.00           AAA       10,214,264
                 Lien Bonds, Series 1997-A, 5.000%, 7/01/27

                Hancock Hospital Finance Authority, Michigan, FHA-Insured
                Mortgage Hospital Revenue Bonds (Portage Health System, Inc.),
                Series 1998:
        2,545    4.625%, 8/01/18                                                      8/08 at 100.00           AAA        2,634,177
        4,400    5.450%, 8/01/47                                                      8/08 at 100.00           AAA        4,484,304

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue             No Opt. Call          BBB-        2,006,560
                 and Refunding Bonds (The Detroit Medical Center Obligated
                 Group), Series 1993B, 5.000%, 8/15/03

        3,150   Michigan State Hospital Finance Authority, Hospital Revenue           2/03 at 102.00           AAA        3,222,482
                 and Refunding Bonds (Bon Secours Health System Project),
                 Series 1992, 6.100%, 8/15/22

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00          BBB-        8,987,265
                 Bonds (The Detroit Medical Center Obligated Group),
                 Series 1998A, 5.250%, 8/15/23

                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$       3,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue         6/03 at 102.00           AAA     $  3,907,200
                 Bonds (Consumers Power Company Project), Collateralized
                 Series 1993B, 5.800%, 6/15/10

        6,000   County of Monroe, Michigan, Pollution Control Revenue Bonds           9/03 at 102.00           AAA        6,314,100
                 (The Detroit Edison Company Project), Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.6%

        4,670   Minneapolis-St. Paul Housing Finance Board, Minnesota,               11/07 at 102.00           AAA        4,804,543
                 Single Family Mortgage Revenue Bonds, FNMA/GNMA Backed
                 Program, Phase XI-AB, 5.800%, 11/01/30 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00           AAA        3,573,115
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25

        4,000   Minneapolis Community Development Agency, Minnesota,                 12/02 at 102.00            A-        4,108,760
                 Limited Tax Supported Development Revenue Bonds,
                 Common Bond Fund, Series 1992-G3, 7.375%, 12/01/12

        2,720   City of Minnetonka, Minnesota, Multifamily Housing Revenue           12/04 at 102.00           AAA        2,836,144
                 Refunding Bonds (GNMA Collateralized Mortgage Loan - Brier
                 Creek Project), Series 1994A, 6.450%, 6/20/24


-----------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.4%

        2,000   Mississippi Higher Education Assistance Corporation, Student          3/03 at 102.00           Aaa        2,043,940
                 Loan Revenue Bonds, Senior Series 1993-B, 5.800%, 9/01/06
                 (Alternative Minimum Tax)

        5,180   State of Mississippi, General Obligation Bonds, Series 2002A            No Opt. Call            AA        5,834,907
                 Refunding, 5.500%, 12/01/18


-----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.3%

        2,000   City of St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00           AAA        2,001,960
                 Development Program, Series 2001A, 5.000%, 7/01/26


-----------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.3%

        9,000   Nebraska Higher Education Loan Program Inc., Senior Subordinate         No Opt. Call           AAA        9,929,070
                 Bonds, Series A-5A, 6.250%, 6/01/18 (Alternative Minimum Tax)

        3,360   Nebraska Investment Finance Authority, Single Family Housing          3/07 at 101.50           AAA        3,449,712
                 Revenue Bonds, 1998 Series F, 5.600%, 9/01/20 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.2%

       10,420   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA       11,306,534
                 Series 2002C, 5.500%, 6/15/18

        4,500   Clark County School District, Nevada, General Obligation School         No Opt. Call           AAA        5,505,615
                 Improvement Bonds, Series 1991A, 7.000%, 6/01/10

        1,510   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00            A1        1,565,070
                 1992 Senior Series B, 6.200%, 10/01/15


-----------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.2%

          835   New Hampshire Housing Finance Authority, Single Family                1/07 at 102.00           Aa2          886,444
                 Mortgage Acquisition Revenue Bonds, 1996 Series C,
                 6.200%, 7/01/16 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.9%

        2,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           AAA        2,433,960
                 Series 1991 C, 6.500%, 1/01/16

       15,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00            A1       14,313,450
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32


-----------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.1%

          130   New Mexico Educational Assistance Foundation, Student Loan           12/02 at 101.00            A2          131,736
                 Revenue Bonds, Student Loan Revenue Bonds, Subordinate
                 1992 Series One B, 6.850%, 12/01/05 (Alternative Minimum Tax)

          400   New Mexico Mortgage Finance Authority, Single Family Mortgage         1/03 at 102.00           AAA          407,488
                 Purchase Refunding Senior Bonds, 1992 Series A-2,
                 6.900%, 7/01/24

                                       35

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                       Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.7%

$      10,000   Erie County Industrial Development Agency, New York, Solid           12/10 at 103.00           N/R     $  2,212,500
                 Waste Disposal Facility Revenue Bonds (1998 CanFibre of
                 Lackawanna Project), 9.050%, 12/01/25 (Alternative
                 Minimum Tax)##

        1,000   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A        1,077,390
                 Fiscal 1995 Series A, 7.000%, 8/01/04

        3,500   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A        3,625,615
                 Fiscal 1996 Series B, 6.750%, 8/15/03

       14,310   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A       15,480,129
                 Fiscal 1996 Series F, 6.500%, 2/01/05

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 1998 Series C:
        1,350    5.000%, 5/01/26 (Pre-refunded to 5/01/08)                            5/08 at 101.00        AA+***        1,498,514
       15,565    5.000%, 5/01/26                                                      5/08 at 101.00           AA+       15,608,426

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2000 Series C:
        3,630    5.875%, 11/01/16 (Pre-refunded to 5/01/10)                           5/10 at 101.00        AA+***        4,243,325
          220    5.500%, 11/01/16                                                     5/10 at 101.00           AA+          248,593
        5,000    5.500%, 11/01/24                                                     5/10 at 101.00           AA+        5,313,350

        2,655   New York State Medical Care Facilities Finance Agency, Hospital       2/03 at 102.00           AAA        2,713,569
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series B, 6.200%, 8/15/22

        4,200   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00            AA        4,507,440
                 FHA-Insured Mortgage Project Revenue Bonds, 1995 Series B,
                 6.150%, 2/15/35

                New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds, 1994 Series
                A:
        4,875    6.200%, 2/15/21 (Pre-refunded to 2/15/04)                            2/04 at 102.00         AA***        5,238,236
        3,365    6.200%, 2/15/21                                                      2/04 at 102.00            AA        3,579,351

        7,500   New York State Thruway Authority, General Revenue Bonds,              1/05 at 102.00           AAA        8,282,400
                 Series C, 6.000%, 1/01/15 (Pre-refunded to 1/01/05)


-----------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.4%

        2,000   North Carolina Municipal Power Agency Number 1, Catawba                 No Opt. Call           AAA        2,320,800
                 Electric Revenue Bonds, Series 1992, 6.000%, 1/01/11


-----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.0%

          245   City of Minot, North Dakota, Single Family Mortgage Revenue           8/03 at 102.00           Aa2          252,149
                 Refunding Bonds, Series 1993, 7.700%, 8/01/10


-----------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.3%

        4,500   Akron, Bath and Copley Joint Township Hospital District,             11/02 at 102.00          Baa1        4,595,670
                 Ohio, Hospital Facilities Revenue Bonds (Summa Health
                 System Project), Series 1992, 6.250%, 11/15/07

        9,000   City of Cleveland, Ohio, Airport System Revenue Bonds,                1/10 at 101.00           AAA        9,020,340
                 Series 2000A, 5.000%, 1/01/31

        3,000   County of Franklin, Ohio, Development Revenue Bonds, American        10/09 at 101.00             A        3,242,070
                 Chemical Society Project, Series 1999, 5.800%, 10/01/14

        1,000   County of Franklin, Ohio, Multifamily Housing Mortgage                1/05 at 103.00            Aa        1,010,640
                 Revenue Bonds (FHA-Insured Mortgage Loan -  Hamilton Creek
                 Apartments Project), Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        2,360   Ohio Housing Finance Agency, Residential Mortgage Revenue             3/05 at 102.00           Aaa        2,479,912
                 Bonds (GNMA Mortgage-Backed Securities Programs),
                 1995 Series A-1, 6.300%, 9/01/17

        4,370   City of Toledo, Ohio, General Obligation Bonds, Series 1994,         12/04 at 102.00           AAA        4,807,437
                 5.750%, 12/01/09 (Pre-refunded to 12/01/04)


-----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.5%

          905   Oklahoma Housing Finance Agency, Single Family Mortgage               3/10 at 101.00           Aaa          957,345
                 Revenue Bonds (Homeownership Loan Program), 2000 Series C-2,
                 6.200%, 9/01/28 (Alternative Minimum Tax)

                Oklahoma County Finance Authority, Multifamily Housing First
                Mortgage Revenue Bonds (Multiple Apartments Project), Series
                1998A:
        3,495    7.000%, 4/01/18#                                                     4/06 at 102.00           N/R          873,750
        7,000    7.125%, 4/01/28#                                                     4/06 at 102.00           N/R        1,750,000

        7,265   Southwest Rural Development Authority, Oklahoma, Multifamily          6/09 at 100.00           N/R        3,923,100
                 Housing Revenue Bonds, Series 1999, 7.250%, 6/01/34#

        9,895   Tulsa County Industrial Authority, Oklahoma, First Mortgage           3/11 at 101.00           N/R        8,700,278
                 Multifamily Housing Revenue Bonds (Stoneridge Apartments
                 Project), Series 1999, 6.125%, 3/01/39 (Alternative Minimum Tax)

                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA (continued)

$       3,340   Tulsa Industrial Authority, Oklahoma, Revenue and Refunding             No Opt. Call           AAA     $  3,960,104
                 Bonds, Hillcrest Medical Center Project, Series 1996,
                 6.500%, 6/01/09


-----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.9%

        5,000   Pennsylvania Economic Development Finance Authority, Resource         1/04 at 102.00          BBB-        5,102,200
                 Recovery Revenue Bonds (Northampton Generating Project),
                 Senior Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.6%

       12,390   Commonwealth of Puerto Rico, Public Improvement Refunding               No Opt. Call           AAA       15,318,872
                 Bonds (General Obligation Bonds), Series 1997, 6.500%, 7/01/13


-----------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.3%

       20,000   Tobacco Settlement Financing Corporation of Rhode Island,             6/12 at 100.00            A1       19,140,400
                 Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42


-----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.8%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Refunding Bonds, Series 1991:
        5,000    6.250%, 1/01/21                                                        No Opt. Call           AAA        5,841,900
        5,750    4.000%, 1/01/23                                                      1/03 at 100.00           AAA        4,968,460

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call           AAA        5,691,946
                 Revenue Bonds, 1998A Refunding Series, 5.500%, 1/01/13


-----------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.6%

        1,500   Metropolitan Government of Nashville and Davidson County,             5/08 at 102.00            AA        1,527,285
                 Tennessee, Electric System Revenue Bonds, 1998 Series A,
                 5.200%, 5/15/23

        2,080   Tennessee Housing Development Agency, Mortgage Finance                7/04 at 102.00            AA        2,163,221
                 Program Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative
                 Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.1%

        4,500   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue  12/02 at 100.00           BB-        1,215,000
                 Bonds (American Airlines, Inc. Project), Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        6,060   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue     No Opt. Call           BB-        1,818,000
                 Bonds (American Airlines, Inc. Project), Series 1991,
                 7.000%, 12/01/11 (Alternative Minimum Tax)

        3,345   Columbia-Brazoria Independent School District, Brazoria               2/09 at 100.00           AAA        3,222,372
                 County, Texas, Unlimited Tax School Building Bonds,
                 Series 1999, 4.750%, 2/01/25

        8,000   Cities of Dallas and Fort Worth, Texas, Dallas-Fort Worth            11/11 at 100.00           AAA        8,636,480
                  International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.875%, 11/01/19 (Alternative Minimum Tax)

        6,000   Garland Housing Finance Corporation, Texas, Multifamily              12/11 at 101.00           N/R        6,200,100
                 Housing Mortgage Revenue Bonds (Edgewood Drive
                 Apartments), Series 2000, 7.500%, 6/01/40 (Alternative
                 Minimum Tax)

        8,345   Hillsboro Housing Finance Corporation, Texas, Multifamily Housing     6/09 at 100.00           N/R        5,340,800
                 Revenue Bonds, Series 1999, 7.250%, 6/01/34#

       28,305   City of Houston, Texas, Hotel Occupancy Tax and Special                 No Opt. Call           AAA        6,834,808
                 Revenue Bonds, Convention Project, Series 2001B,
                 0.000%, 9/01/28

        7,500   City of Houston Water and Sewer System, Texas, Junior Lien              No Opt. Call           AAA        8,529,675
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32

        5,000   City of Houston Water and Sewer System, Texas, Junior Lien           12/07 at 102.00           AAA        4,982,800
                 Revenue Refunding Bonds, Series 1997D, 5.000%, 12/01/25

        7,195   Liberty County Housing Development Corporation, Texas,                6/09 at 100.00           N/R        6,619,400
                 Multifamily Housing Revenue Bonds, Series 1999,
                 7.250%, 6/01/34

          583   Midland Housing Finance Corporation, Texas, Single Family            11/05 at 103.00           Aaa          631,423
                 Mortgage Revenue Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series
                2001:
        2,300    5.500%, 2/15/21                                                      2/11 at 100.00           AAA        2,417,691
        2,400    5.500%, 2/15/23                                                      2/11 at 100.00           AAA        2,504,424

                                       37

                Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                     Portfolio of INVESTMENTS October 31, 2002

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Mount Pleasant Independent School District, Titus County, Texas,
                General Obligation Bonds, Series 2001 Refunding:
$       3,025    5.000%, 2/15/26                                                      8/11 at 100.00           Aaa     $  3,022,701
        3,000    5.125%, 2/15/31                                                      8/11 at 100.00           Aaa        3,021,300

        2,215   North Texas Higher Education Authority, Inc., Texas, Student          4/03 at 102.00            A2        2,274,916
                 Loan Revenue Bonds, Series 1993D, 6.300%, 4/01/09
                 (Alternative Minimum Tax)

        3,410   Retama Development Corporation, Texas, Special Facilities               No Opt. Call           AAA        4,832,038
                 Revenue Bonds (Retama Park Racetrack Project), Series 1993,
                 8.750%, 12/15/12

        4,700   Spring Branch Independent School District, Harris County, Texas,      2/11 at 100.00           AAA        4,738,023
                 Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                 5.125%, 2/01/26

        4,359   Texas General Services Commission, Participation Interests,           9/03 at 100.50             A        4,426,571
                 Series 1992, 7.500%, 9/01/22

        8,500   Travis County Health Facilities Development Corporation, Texas,      11/03 at 102.00           Aaa        9,017,140
                 Hospital Revenue Bonds (Daughters of Charity National Health
                 System - Daughters of Charity Health Services of Austin),
                 Series 1993B, 6.000%, 11/15/22

        7,295   Wilbarger County Housing Finance Corporation, Texas, Multifamily      6/09 at 100.00           N/R        3,939,300
                 Housing Revenue Bonds, Series 1999, 7.250%, 6/01/34#


-----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 6.4%

        4,845   City of Bountiful, Davis County, Utah, Hospital Revenue              12/08 at 101.00           N/R        4,172,466
                 Refunding Bonds (South Davis Community Hospital Project),
                 Series 1998, 5.750%, 12/15/18

       17,570   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00           AAA       19,407,998
                 Refunding Bonds, 1997 Series B, 5.750%, 7/01/19

                Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
                Series 1996A:
        5,065    6.150%, 7/01/14                                                      7/06 at 102.00         A+***        5,754,245
        2,935    6.150%, 7/01/14                                                      7/06 at 102.00            A+        3,162,404

        1,040   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00            AA        1,095,453
                 2000 Series G, 5.875%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                2001 Series C:
        2,445    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 100.00           AA-        2,512,433
          980    5.650%, 1/01/21 (Alternative Minimum Tax)                            1/11 at 100.00           Aa2        1,011,262


-----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

        2,645   Suffolk Redevelopment and Housing Authority, Virginia,                1/03 at 103.00          Baa2        2,713,029
                 Multifamily Housing Revenue Refunding Bonds (Chase Heritage
                 at Dulles Project), Series 1994, 7.000%, 7/01/24
                 (Mandatory put 7/01/04)


-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 15.8%

        1,050   City of Bellevue, King County, Washington, Water and Sewer            7/04 at 100.00           Aa2        1,112,150
                 Revenue Refunding Bonds, 1994, 5.875%, 7/01/09

        1,855   Public Utility District No. 1 of Chelan County, Washington,           7/09 at 101.00            AA        1,979,062
                 Chelan Hydro Consolidated System Revenue Bonds, Series 1999A,
                 6.200%, 7/01/34 (Alternative Minimum Tax)

        1,035   Covington Water District, King County, Washington, Water              3/05 at 100.00           AAA        1,129,371
                 Improvement and Refunding Revenue Bonds, Series 1995,
                 6.050%, 3/01/20 (Pre-refunded to 3/01/05)

        1,655   Everett, Washington, General Obligation Bonds, Series 1997,           9/07 at 100.00           Aaa        1,720,290
                 Limited Tax, 5.125%, 9/01/17

        1,000   Seattle Indian Services Commission, Washington, Special              11/04 at 100.00           AAA        1,069,590
                 Obligation Bonds, Series 1994, 6.000%, 11/01/16

        1,640   Housing Authority of Skagit County, Washington, Low-Income           11/04 at 104.00           AAA        1,750,290
                 Housing Assistance Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - Sea Mar Project), Series 1993,
                 7.000%, 6/20/35

        1,500   Mukilteo School District No. 6, Snohomish County, Washington,           No Opt. Call           AAA        1,734,780
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12

        1,570   Spokane Downtown Foundation, Washington, Parking Revenue              8/08 at 102.00             D          847,800
                 Bonds (River Park Square Project), Series 1998, 5.600%, 8/01/19

        8,155   City of Tacoma, Washington, Electric System Revenue Bonds,            1/11 at 101.00           AAA        8,875,087
                 Series 2001A Refunding, 5.750%, 1/01/20

        4,705   City of Tacoma, Washington, Sewer Revenue Bonds,                        No Opt. Call           AAA        5,929,100
                 Series 1994B Refunding, 8.000%, 12/01/08

                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       5,000   Tobacco Settlement Authority, Washington, Tobacco                     6/13 at 100.00            A1     $  4,972,800
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26 (WI, settling 11/05/02)

                State of Washington, General Obligation Bonds, Series 1994B:
           45    6.000%, 5/01/19 (Pre-refunded to 5/01/04)                            5/04 at 100.00        AA+***           47,809
        1,955    6.000%, 5/01/19 (Pre-refunded to 5/01/04)                            5/04 at 100.00           AA+        2,077,031

        2,000   Washington Health Care Facilities Authority, Revenue Bonds            8/08 at 102.00            AA        1,939,420
                 (Highline Community Hospital), Series 1998, 5.000%, 8/15/21

        1,000   Washington Health Care Facilities Authority, Revenue Bonds            8/13 at 102.00           AAA          986,650
                 (Harrison Memorial Hospital), Series 1998, 5.000%, 8/15/28

        4,500   Washington Public Power Supply System, Nuclear Project No. 1          7/03 at 102.00        Aa1***        4,711,815
                 Refunding Revenue Bonds, Series 1993A, 5.750%, 7/01/13
                 (Pre-refunded to 7/01/03)

       23,000   Washington Public Power Supply System, Nuclear Project No. 1          7/03 at 102.00           Aa1       23,525,090
                  Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15

                Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1990A:
        6,080    7.250%, 7/01/06                                                        No Opt. Call        Aa1***        7,114,694
          395    7.250%, 7/01/06                                                        No Opt. Call           Aa1          456,051

       11,000   Washington Public Power Supply System, Nuclear Project No. 3            No Opt. Call           Aa1       13,137,300
                 Refunding Revenue Bonds, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Nuclear Project No. 3          7/08 at 102.00           Aa1        4,798,230
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/18

        1,400   Washington State University, Housing and Dining System               10/04 at 101.00           AAA        1,534,484
                 Revenue and Refunding Bonds, Series 1994, 6.375%, 10/01/18
                 (Pre-refunded to 10/01/04)

        1,000   Yakima-Tieton Irrigation District, Yakima County, Washington,         6/03 at 102.00           AAA        1,042,590
                 Refunding Revenue Bonds, Series 1992, 6.125%, 6/01/13


-----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.6%

        7,000   Wisconsin Housing and Economic Development Authority,                 7/10 at 100.00            AA        7,348,460
                 Home Ownership Revenue Bonds, 2000 Series E,
                 6.100%, 3/01/27 (Alternative Minimum Tax)

        7,500   Wisconsin Health and Educational Facilities Authority, Revenue        2/12 at 101.00           AAA        7,584,970
                 Bonds, Ministry Health Care Inc., Series 2002A, 5.250%, 2/15/32
-----------------------------------------------------------------------------------------------------------------------------------
$     937,135   Total Long-Term Investments (cost $892,154,305) - 155.1%                                                902,876,513
=============----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9%

        5,000   New Jersey Educational Facilities Authority, Revenue Bonds,                                 VMIG-1        5,000,000
                 Princeton University, Variable Rate Demand Obligations,
                 Series 2002B, 1.700%, 7/01/22+
-----------------------------------------------------------------------------------------------------------------------------------
$       5,000   Total Short-Term Investments (cost $5,000,000)                                                            5,000,000
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                     12,484,388
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (58.1)%                                                       (338,400,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $581,960,901
                ===================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    ## Non-income producing security. In September of 2002, the Erie County Acquisition Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen
                         Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen
                         Funds. Erie County Acquisition Corporation, Inc. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       39

                Statement of
                     ASSETS AND LIABILITIES October 31, 2002
                                                                                   PREMIUM INCOME  PREMIUM INCOME 2 PREMIUM INCOME 4
                                                                                            (NPI)             (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value                               $1,410,637,643      $900,123,466    $902,876,513
Temporary investments in short-term securities, at
   amortized cost, which approximates market value                                     21,830,000        35,770,000       5,000,000
Receivables:
   Interest                                                                            26,518,423        15,896,042      16,939,752
   Investments sold                                                                    20,819,697        28,883,753       2,585,000
Other assets                                                                               31,843            24,611          78,715
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  1,479,837,606       980,697,872     927,479,980
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                          4,892,621         5,192,077       1,455,229
Payable for investments purchased                                                              --                --       4,911,000
Accrued expenses:
   Management fees                                                                        775,876           519,485         491,116
   Other                                                                                  378,138           281,076         212,873
Preferred share dividends payable                                                          65,460            45,970          48,861
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 6,112,095         6,038,608       7,119,079
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                525,000,000       347,000,000     338,400,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  948,725,511      $627,659,264    $581,960,901
====================================================================================================================================
Common shares outstanding                                                              63,785,430        41,093,661      43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                           $        14.87      $      15.27    $      13.46
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                            $      637,854      $    410,937    $    432,367
Paid-in surplus                                                                       901,299,603       570,816,192     592,382,263
Undistributed net investment income                                                    10,662,888         7,533,957       4,620,896
Accumulated net realized gain (loss) from investments                                 (18,549,117)        4,545,183     (26,196,833)
Net unrealized appreciation of investments                                             54,674,283        44,352,995      10,722,208
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  948,725,511      $627,659,264    $581,960,901
====================================================================================================================================
Authorized shares:
   Common                                                                             200,000,000       200,000,000     200,000,000
   Preferred                                                                            1,000,000         1,000,000       1,000,000
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       40

                Statement of
                    OPERATIONS Year Ended October 31, 2002
                                                                                   PREMIUM INCOME  PREMIUM INCOME 2 PREMIUM INCOME 4
                                                                                            (NPI)             (NPM)            (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 81,927,234      $ 55,880,536    $ 51,316,647
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         9,093,668         6,069,796       5,785,156
Preferred shares - auction fees                                                         1,312,500           867,500         846,000
Preferred shares - dividend disbursing agent fees                                          60,000            60,000          80,000
Shareholders' servicing agent fees and expenses                                           258,388            93,545         129,143
Custodian's fees and expenses                                                             368,016           220,455         242,876
Directors' fees and expenses                                                               15,003             9,712          10,216
Professional fees                                                                          49,642            30,311         586,857
Shareholders' reports - printing and mailing expenses                                     148,252            83,054         116,586
Stock exchange listing fees                                                                30,204            19,782          20,766
Investor relations expense                                                                187,082           128,633         142,930
Other expenses                                                                             79,311            59,106          53,312
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                             11,602,066         7,641,894       8,013,842
   Custodian fee credit                                                                   (29,262)          (54,526)        (60,463)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           11,572,804         7,587,368       7,953,379
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  70,354,430        48,293,168      43,363,268
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                              (6,201,951)        4,919,255     (18,076,293)
Change in net unrealized appreciation (depreciation) of investments                   (24,711,552)      (17,479,447)    (16,827,256)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                      (30,913,503)      (12,560,192)    (34,903,549)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                             (7,145,600)       (4,488,225)     (4,693,924)
From accumulated net realized gains from investments                                           --          (556,725)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                                           (7,145,600)       (5,044,950)     (4,693,924)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations               $ 32,295,327      $ 30,688,026     $  3,765,795
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       41

                Statement of
                       CHANGES IN NET ASSETS
                                       PREMIUM INCOME (NPI)               PREMIUM INCOME 2 (NPM)           PREMIUM INCOME 4 (NPT)
                                  -----------------------------      ------------------------------     ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                      10/31/02         10/31/01          10/31/02          10/31/01         10/31/02       10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 70,354,430     $ 71,292,185      $ 48,293,168      $ 49,652,261     $ 43,363,268   $ 46,679,576
Net realized gain (loss) from
   investments                      (6,201,951)       4,799,904         4,919,255         3,225,861      (18,076,293)     2,478,890
Change in net unrealized
    appreciation (depreciation)
    of investments                 (24,711,552)      58,098,521       (17,479,447)       27,191,816      (16,827,256)    26,239,764
Distributions to
   Preferred Shareholders:
   From net investment income       (7,145,600)     (16,366,471)       (4,488,225)      (10,989,373)      (4,693,924)   (10,725,951)
   From accumulated net realized
     gains from investments                 --               --          (556,725)               --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  32,295,327      117,824,139        30,688,026        69,080,565        3,765,795     64,672,279
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   COMMON SHAREHOLDERS
From net investment income         (57,842,053)     (51,191,446)      (39,520,479)      (36,688,826)     (36,793,968)   (35,070,055)
From accumulated net
   realized gains
   from investments                         --               --        (1,872,949)               --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions
   to Common shareholders          (57,842,053)     (51,191,446)      (41,393,428)      (36,688,826)     (36,793,968)   (35,070,055)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (25,546,726)      66,632,693       (10,705,402)       32,391,739      (33,028,173)    29,602,224
Net assets applicable to
   Common shares at the
   beginning of year               974,272,237      907,639,544       638,364,666       605,972,927      614,989,074    585,386,850
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $948,725,511     $974,272,237      $627,659,264      $638,364,666     $581,960,901   $614,989,074
===================================================================================================================================
Undistributed net investment
   income at the end of year      $ 10,662,888     $  4,183,239      $  7,533,957      $  2,439,961     $  4,620,896   $  1,661,078
===================================================================================================================================


                                 See accompanying notes to financial statements.

                                       42

Notes to
    FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2002, Premium Income 4 (NPT) had an outstanding when-issued purchase commitment of $4,911,000. There were no such outstanding purchase commitments in Premium Income (NPI) or Premium Income 2 (NPM).

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (continued)

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each of the Funds is as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------

Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series TH                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective November 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to November 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the Funds on November 1, 2001, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
                                            $1,166,961     $922,484   $1,266,321
================================================================================

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The net effect of this change for the fiscal year ended October 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
                                              $183,475     $148,591     $197,521
================================================================================


Classification and Measurement of Redeemable Securities
The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.


2. FUND SHARES
There were no share transactions during the fiscal year ended October 31, 2002, nor during the fiscal year ended October 31, 2001, in any of the Funds.


3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended October 31, 2002, were as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities         $ 61,150,050 $198,405,985 $140,795,016
   Short-term securities                    55,830,000  122,170,000   62,100,000
Sales and maturities:
   Long-term municipal securities          100,941,185  272,932,357  143,793,478
   Short-term securities                    40,175,000   86,400,000   57,100,000
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)


4. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of October 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Cost of Investments                   $1,376,491,946  $890,643,367  $895,805,011
================================================================================


                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $ 82,015,555  $48,548,426 $ 52,670,629
   Depreciation                           (26,039,858)  (3,298,327) (40,599,127)
--------------------------------------------------------------------------------
Net unrealized appreciation
  on investments                         $ 55,975,697  $45,250,099 $ 12,071,502
================================================================================


The tax components of undistributed net investment income and realized gains at October 31, 2002, were as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Undistributed tax-exempt income            $14,392,462   $9,881,002   $6,292,473
Undistributed ordinary income *                 31,042      150,954       97,805
Undistributed net long-term
  capital gains                                     --    4,545,182           --
================================================================================


The tax character of distributions paid during the fiscal year ended October 31, 2002, were designated for purposes of the dividends paid deduction as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Distributions from tax-exempt income       $64,402,305  $43,699,555  $41,452,859
Distributions from ordinary income *           108,695      118,526           --
Distributions from net long-term
  capital gains                                     --    2,429,675           --
================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            PREMIUM      PREMIUM
                                                             INCOME     INCOME 4
                                                              (NPI)        (NPT)
--------------------------------------------------------------------------------
Expiration year:
   2003                                                 $        --  $ 5,281,759
   2004                                                          --           --
   2005                                                          --           --
   2006                                                          --           --
   2007                                                          --           --
   2008                                                  12,335,442    2,835,520
   2009                                                          --           --
   2010                                                   6,203,091   18,079,554
--------------------------------------------------------------------------------
Total                                                   $18,538,533  $26,196,833
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. INVESTMENT COMPOSITION
At October 31, 2002, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                               PREMIUM       PREMIUM     PREMIUM
                                                INCOME      INCOME 2    INCOME 4
                                                 (NPI)         (NPM)       (NPT)
--------------------------------------------------------------------------------
Consumer Staples                                    5%            5%          5%
Education and Civic Organizations                   6             5           4
Healthcare                                          9             7          11
Housing/Multifamily                                 3             5          12
Housing/Single Family                              10             8           5
Tax Obligation/General                             16            26          16
Tax Obligation/Limited                             16            10           8
Transportation                                      8             4           5
U.S. Guaranteed                                    10            21          13
Utilities                                          13             6          14
Water and Sewer                                     2             1           6
Other                                               2             2           1
--------------------------------------------------------------------------------
                                                  100%          100%        100%
================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)


Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (59% for Premium Income (NPI), 53% for Premium Income 2 (NPM) and 48% for Premium Income 4
(NPT)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 2, 2002, to shareholders of record on November 15, 2002, as follows:


                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0785       $.0815       $.0710
================================================================================

                Financial
                       HIGHLIGHTS

                Financial
                       Highlights


Selected data for a Common share outstanding throughout each year:

                                                     Investment Operations                                  Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                 Net
                     Beginning                         Net      Investment         Capital          Investment     Capital
                        Common                   Realized/       Income to        Gains to           Income to    Gains to
                         Share            Net   Unrealized       Preferred       Preferred              Common      Common
                     Net Asset     Investment   Investment          Share-          Share-              Share-      Share-
                         Value         Income   Gain (Loss)        holders+        holders+  Total     holders     holders    Total
====================================================================================================================================
PREMIUM INCOME (NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                 $15.27          $1.10       $ (.48)          $(.11)            $--  $  .51       $(.91)        $--   $ (.91)
2001                     14.23           1.12          .98            (.26)             --    1.84        (.80)         --     (.80)
2000                     13.46           1.11          .78            (.33)             --    1.56        (.79)         --     (.79)
1999                     15.66           1.09        (2.10)           (.24)           (.02)  (1.27)       (.85)       (.07)    (.92)
1998                     15.28           1.15          .43            (.25)           (.01)   1.32        (.88)       (.06)    (.94)

PREMIUM INCOME 2 (NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                  15.53           1.17         (.30)           (.11)           (.01)    .75        (.96)       (.05)   (1.01)
2001                     14.75           1.21          .73            (.27)             --    1.67        (.89)         --     (.89)
2000                     14.61           1.22          .20            (.34)             --    1.08        (.92)       (.02)    (.94)
1999                     16.15           1.18        (1.48)           (.24)           (.01)  (.55)        (.94)       (.04)    (.98)
1998                     15.80           1.17          .46            (.24)           (.02)   1.37        (.93)       (.09)   (1.02)

PREMIUM INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                  14.22           1.00         (.80)           (.11)             --     .09        (.85)         --     (.85)
2001                     13.54           1.08          .66            (.25)             --    1.49        (.81)         --     (.81)
2000                     13.50           1.11          .07            (.32)             --     .86        (.82)         --     (.82)
1999                     15.05           1.09        (1.56)           (.24)             --    (.71)       (.83)         --     (.83)
1998                     14.64           1.07          .42            (.26)             --    1.23        (.82)         --     (.82)
====================================================================================================================================

                                                               Total Returns
                                                             -----------------
                          Offering                                       Based
                         Costs and       Ending                             on
                         Preferred       Common               Based     Common
                             Share        Share     Ending       on  Share Net
                      Underwriting    Net Asset     Market   Market      Asset
                         Discounts        Value      Value    Value*     Value*
================================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       $ --       $14.87   $14.1100     5.51%     3.47%
2001                            --        15.27    14.2500    26.60      13.22
2000                            --        14.23    11.9375     4.10      12.03
1999                          (.01)       13.46    12.2500   (14.03)     (8.59)
1998                            --        15.66    15.1875    10.60       8.86

PREMIUM INCOME 2
  (NPM)
--------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                         --        15.27    14.4000     5.59       5.03
2001                            --        15.53    14.6100    17.31      11.63
2000                            --        14.75    13.2500    (2.03)      7.71
1999                          (.01)       14.61    14.5000    (8.59)     (3.66)
1998                            --        16.15    16.8750    15.98       8.93

PREMIUM INCOME 4
  (NPT)
--------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                         --        13.46    12.9700      .52        .76
2001                            --        14.22    13.7500    18.68      11.28
2000                            --        13.54    12.3125     3.28       6.58
1999                          (.01)       13.50    12.7500    (8.77)     (5.03)
1998                            --        15.05    14.8125    14.54       8.58
================================================================================

                                                    Ratios/Supplemental Data
                     ------------------------------------------------------------------------------------------
                                           Before Credit                   After Credit**
                                    --------------------------      ---------------------------
                                                  Ratio of Net                     Ratio of Net
                                      Ratio of      Investment        Ratio of       Investment
                           Ending     Expenses       Income to        Expenses       Income to
                              Net   to Average      Average to         Average         Average
                           Assets   Net Assets      Net Assets      Net Assets      Net Assets
                       Applicable   Applicable      Applicable      Applicable      Applicable       Portfolio
                        to Common    to Common       to Common       to Common       to Common        Turnover
                      Shares (000)      Shares++        Shares++        Shares++        Shares++          Rate
===============================================================================================================
PREMIUM INCOME (NPI)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                  $948,726        1.22%            7.39%           1.22%           7.39%              4%
2001                      974,272        1.22             7.49            1.21            7.50              20
2000                      907,640        1.28             8.09            1.27            8.10              18
1999                      858,491        1.18             7.28            1.17            7.29              15
1998                      998,755        1.14             7.41            1.14            7.41              19

PREMIUM INCOME 2
  (NPM)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                   627,659        1.22             7.70            1.21            7.71              21
2001                      638,365        1.23             7.93            1.21            7.95              12
2000                      605,973        1.23             8.38            1.22            8.39               7
1999                      600,481        1.15             7.60            1.15            7.60               5
1998                      659,840        1.13             7.35            1.13            7.35               7

PREMIUM INCOME 4
  (NPT)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                   581,961        1.36             7.36            1.35            7.37              16
2001                      614,989        1.34             7.73            1.33            7.74              10
2000                      585,387        1.27             8.22            1.26            8.23              14
1999                      583,541        1.20             7.51            1.20            7.51              14
1998                      614,604        1.19             7.23            1.19            7.23              21
===============================================================================================================

                                  Preferred Shares at End of Year
                          ----------------------------------------------
                            Aggregate        Liquidation
                               Amount         and Market           Asset
                          Outstanding              Value        Coverage
                                 (000)         Per Share       Per Share
========================================================================
PREMIUM INCOME (NPI)
------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                      $525,000            $25,000         $70,177
2001                          525,000             25,000          71,394
2000                          525,000             25,000          68,221
1999                          525,000             25,000          65,881
1998                          475,000             25,000          77,566

PREMIUM INCOME 2
  (NPM)
------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       347,000             25,000          70,220
2001                          347,000             25,000          70,992
2000                          347,000             25,000          68,658
1999                          347,000             25,000          68,262
1998                          300,000             25,000          79,987

PREMIUM INCOME 4
  (NPT)
------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       338,400             25,000          67,983
2001                          338,400             25,000          70,434
2000                          338,400             25,000          68,247
1999                          338,400             25,000          68,110
1998                          308,400             25,000          74,822
========================================================================

* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) As required, effective November 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment
     Companies and began accreting taxable market discount on debt securities.
     The effect of this change for the fiscal year ended October 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:

                                        PREMIUM        PREMIUM         PREMIUM
                                         INCOME       INCOME 2        INCOME 4
                                          (NPI)          (NPM)           (NPT)
                                        --------------------------------------
     2002 per share impact ($)               --            --               --
     2002 income ratio impact (%)           .02           .02              .03

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

                                 See accompanying notes to financial statements.

                                  Spread 50-51


Directors
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors of the Funds. The number of directors of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY R. SCHWERTFEGER (1)  Chairman of the     1994           Chairman and Director (since 1996) of The John     141
3/28/1949                    Board and           Term:          Nuveen Company, Nuveen Investments, Nuveen
333 W. Wacker Drive          Director            one year (2)   Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                               Corp.; Chairman and Director (since 1997) of
                                                                Nuveen Asset Management Inc.; Director (since
                                                                1996) of Institutional Capital Corporation;
                                                                Chairman and Director (since 1999) of Rittenhouse
                                                                Financial Services Inc.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER            Director            1997           Private Investor and Management Consultant.        122
8/22/1940                                        Term:
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN            Director            1993           Retired (1989) as Senior Vice President of The     122
7/29/1934                                        Term:          Northern Trust Company.
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI         Director            1994           Retired (2002); formerly, Executive Director       122
1/26/1933                                        Term:          (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                              one year (2)   Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                               President and Chief Executive Officer of
                                                                Blanton-Peale Institutes of Religion and Health;
                                                                prior thereto, Vice President, Metropolitan Life
                                                                Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS              Director            1991           Adjunct Professor of Business and Economics,       122
4/3/1933                                         Term:          University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                              one year (2)   Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                               Hadley School for the Blind (not-for-profit);
                                                                formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                Graduate School of Management, Lake Forest,
                                                                Illinois; prior thereto, Executive Director,
                                                                Towers Perrin Australia, a management consulting
                                                                firm; Chartered Financial Analyst; Certified
                                                                Management Consultant.

                                       52

                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER         Director            1997           Senior Partner and Chief Operating Officer,        122
9/24/1944                                        Term:          Miller-Valentine Group, Vice President,
333 W. Wacker Drive                              one year (2)   Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                               Chair, Miami Valley Hospital; Vice Chair, Dayton
                                                                Development Coalition; formerly, Member,
                                                                Community Advisory Board, National City Bank,
                                                                Dayton, Ohio; and Business Advisory Council,
                                                                Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE          Director            1997           Executive Director, Gaylord and Dorothy            122
12/29/1947                                       Term:          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                              one year (2)   thereto, Executive Director, Great Lakes
Chicago, IL 60606                                               Protection Fund (from 1990 to 1994).

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON          Vice President      2002           Vice President (since January 2002), formerly,     141
2/3/1966                                                        Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                             Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN              Vice President      2002           Vice President (since January 2002), formerly,     135
11/10/1966                                                      Assistant Vice President of Nuveen
333 W. Wacker Drive                                             Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO            Vice President and  1999           Vice President of Nuveen Investments (since        141
11/28/1967                   Treasurer                          1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                             (from 1997); Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO             Vice President      2001           Vice President of Nuveen Advisory Corp. (since     141
9/8/1954                                                        2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                             Investment Advisory Corp. (since 1998); prior
Chicago, IL 60606                                               thereto, Assistant Vice President of Van Kampen
                                                                Investment Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER           Vice President      2002           Vice President (since January 2002), Assistant     141
9/24/1964                    and Secretary                      General Counsel and Assistant Secretary (since
333 W. Wacker Drive                                             1998), formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                               Investments; Vice President (since January 2002)
                                                                and Assistant Secretary (since 1998), formerly
                                                                Assistant Vice President of Nuveen Advisory Corp.
                                                                and Nuveen Institutional Advisory Corp.; prior
                                                                thereto, Associate at the law firm D'Ancona
                                                                Partners LLC.

                                       53


Directors
        AND OFFICERS (CONTINUED)
                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON            Vice President      1998           Vice President of Nuveen Investments; Vice         141
10/24/1945                                                      President (since 1998) of Nuveen Advisory Corp.
333 W. Wacker Drive                                             and Nuveen Institutional Advisory Corp.
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD        Vice President      1995           Managing Director (since January 2002) of Nuveen   141
3/2/1964                                                        Investments; Managing Director of NuveenAdvisory
333 W. Wacker Drive                                             Corp. and Nuveen Institutional Advisory Corp. (since
Chicago, IL 60606                                               2001); prior thereto, Vice President of Nuveen
                                                                Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY               Vice President and  1998           Vice President of Nuveen Investments and           141
5/31/1954                    Controller                         (since 1998) The John Nuveen Company;
333 W. Wacker Drive                                             Certified Public Accountant.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL            Vice President      1992           Vice President of Nuveen Advisory Corp.;           135
7/5/1955                                                        Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER             Vice President      1997           Vice President of Nuveen Institutional Advisory    135
3/26/1963                                                       Corp. (since 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA              Vice President      1990           Vice President of Nuveen Advisory Corp.            135
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB                Vice President      2000           Vice President (since 2000) of Nuveen Investments, 141
3/22/1963                                                       previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                             prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                               Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR                Vice President      2002           Vice President (since 1999), previously,           141
8/27/1961                                                       Assistant Vice President (since 1993) of
333 W. Wacker Drive                                             Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN              Vice President and  1992           Vice President, Assistant Secretary and            141
7/27/1951                    Assistant Secretary                Assistant General Counsel of Nuveen
333 W. Wacker Drive                                             Investments; Vice President and Assistant
Chicago, IL 60606                                               Secretary of Nuveen Advisory Corp. and Nuveen
                                                                Institutional Advisory Corp.; Vice President and
                                                                Assistant Secretary of The John Nuveen
                                                                Company and Nuveen Asset Management, Inc.

                                       54

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV          Vice President      1996           Managing Director (since January 2002) of Nuveen   141
7/7/1965                                                        Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                             Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                               Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY      Vice President      2002           Vice President (since January 2002), formerly,     135
9/4/1960                                                        Assistant Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                             Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING           Vice President      1988           Vice President of Nuveen Advisory Corp. and        135
7/31/1951                                                       Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                             Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN         Chief               1992           Managing Director (since January 2002, formerly    141
9/9/1956                     Administrative                     Vice President), Assistant Secretary and Associate
333 W. Wacker Drive          Officer                            General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                               of Nuveen Investments; Managing Director (since
                                                                January 2002, formerly Vice President) and
                                                                Assistant Secretary of Nuveen Advisory Corp. and
                                                                Nuveen Institutional Advisory Corp.; Vice President
                                                                and Assistant Secretary of The John Nuveen
                                                                Company; Chartered Financial Analyst.


(a) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later.

(b) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later. Officers serve one year terms through July of each year.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2) Directors are elected each year by shareholders and serve a one year term until his/her successor is elected.

                     Build Your Wealth
                            AUTOMATICALLY


SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                     Fund
                        INFORMATION


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank &Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


GLOSSARY OF TERMS USED IN THIS REPORT
AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended October 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                     Serving Investors
                               FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Logo: NUVEEN Investments


Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                   EAN-E-1002D